                                             1933 Act Registration No.  33-10261
                                             1940 Act Registration No.  811-4905

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-10261)
                       Pre-Effective Amendment No.
                                                    ------
                       Post-Effective Amendment No.   31
                                                    ------
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           (Registration No. 811-4905)
                             Amendment No.     31
                                             ------
                        (Check appropriate box or boxes)

                                PIPER FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            --------------

                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

   X     immediately upon filing pursuant to paragraph (b) of rule 485
------
         on (specify date) pursuant to paragraph (b) of rule 485
------
         75 days after filing pursuant to paragraph (a) of rule 485, unless
------ effectiveness is accelerated by the staff of the Securities and Exchange Commission on (specify date) pursuant to paragraph (a) of rule 485
------

         The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended September 30, 1996 will be filed no later than November 30, 1996.

                                PIPER FUNDS INC.
                              (Money Market Funds)
                       Registration Statement on Form N-1A

                         ------------------------------

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                         ------------------------------


     Item No.                        Prospectus Heading
     --------                        ------------------

1.   Cover Page. . . . . . . . . .   Cover Page

2.   Synopsis. . . . . . . . . . .   Introduction; Fund Expenses

3.   Financial Highlights. . . . .   Financial Highlights

4.   General Description of
      Registrant . . . . . . . . .   Introduction; Investment Objectives and
                                     Policies; Special Investment Methods and
                                     Risk Factors

5.   Management of the Fund. . . .   Management

6.   Capital Stock and Other
      Securities . . . . . . . . .   General Information; Introduction;
                                     Dividends and Distributions; Tax Status

7.   Purchase of Securities
      Being Offered. . . . . . . .   Distribution of Fund Shares;  How to
                                     Purchase Shares; Cash Management Program;
                                     Valuation of Shares; Shareholder Services

8.   Redemption or Repurchase. . .   How to Redeem Shares; Shareholder Services

9.   Pending Legal Proceedings . .   General Information


                                     Statement of Additional Information Heading
                                     -------------------------------------------

10.  Cover Page. . . . . . . . . .   Cover Page

11.  Table of Contents . . . . . .   Cover Page

12.  General Information
      and History. . . . . . . . .   General Information; Pending Litigation

13.  Investment Objectives
      and Policies . . . . . . . .   Investment Policies and Restrictions

14.  Management of the Fund. . . .   Directors and Executive Officers

15.  Control Persons and Principal
      Holders of Securities. . . .   Capital Stock and Ownership of Shares

16.  Investment Advisory and
      Other Services . . . . . . .   Investment Advisory and Other Services

17.  Brokerage Allocation. . . . .   Portfolio Transactions and Allocation of
                                     Brokerage

18.  Capital Stock and Other
      Securities . . . . . . . . .   Capital Stock and Ownership of Shares

19.  Purchase, Redemption and
      Pricing of Securities
      Being Purchased. . . . . . .   Net Asset Value and Public Offering Price;
                                     Performance Comparisons; Redemption of
                                     Shares

20.  Tax Status. . . . . . . . . .   Taxation

21.  Underwriters. . . . . . . . .   Investment Advisory and Other Services;
                                     Portfolio Transactions and Allocation of
                                     Brokerage

22.  Calculations of
      Performance Data . . . . . .   Performance Comparisons; Calculation of
                                     Yield

23.  Financial Statements. . . . .   Financial Statements

                                              Prospectus Dated November 18, 1996


                               MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND


                           Series of Piper Funds Inc.
                              Piper Jaffray Tower
                             222 South Ninth Street
                       Minneapolis, Minnesota 55402-3804
                           (800) 866-7778 (toll free)



    MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND both have an investment objective of maximum current income consistent with preservation of capital and maintenance of liquidity. Money Market Fund invests in a variety of high quality money market instruments such as high grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements, obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. Government securities and short-term corporate obligations. U.S. Government Money Market Fund invests only in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements with respect to such securities.


    TAX-EXEMPT MONEY MARKET FUND has an investment objective of a high level of current income exempt from federal income taxes consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve this objective by investing primarily in high quality tax-exempt securities with short-term maturities, including municipal bonds, municipal notes and municipal commercial paper.


    Investments in the Funds are neither insured nor guaranteed by the U.S. Government or any other entity. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.


    This Prospectus concisely describes the information about the Funds that you ought to know before investing. Please read it carefully before investing and retain it for future reference.


    A Statement of Additional Information about the Funds dated November 18, 1996, is available free of charge. Write to the Funds at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402 or telephone (800) 866-7778 (toll free). The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


   THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION NOR  HAS
       THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
             PROSPECTUS. ANY  REPRESENTATION  TO             THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                  INTRODUCTION


    Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (sometimes referred to herein as a "Fund" or, collectively, as the "Funds") are series of Piper Funds Inc. (the "Company"). The Company is an open-end management investment company organized under the laws of the State of Minnesota in 1986, the shares of which are currently offered in twelve series. Each Fund has its own investment objective and policies and each is classified as a diversified fund.


The Investment Adviser

    The Company is managed by Piper Capital Management Incorporated (the "Adviser"), a wholly owned subsidiary of Piper Jaffray Companies Inc. Each Fund pays the Adviser a fee for managing its investment portfolio at an annual rate of .50% on net assets up to $500 million. For each Fund the fee is scaled downward as net assets increase in size above $500 million. See "Management--Investment Adviser."


The Distributor
    Piper Jaffray Inc. ("Piper Jaffray"), a wholly owned subsidiary of Piper Jaffray Companies Inc. and an affiliate of the Adviser, serves as Distributor of the Funds' shares.

Offering Price
    Shares of the Funds are offered to the public at their net asset value of $1.00 per share with no sales charge. There can be no assurance, however, that the net asset value per share of any Fund will always be maintained at $1.00.

Minimal Investments
    The minimum initial investment for each Fund is $250. There is no minimum for subsequent investments. See "How to Purchase Shares--Minimum Investments."

Exchanges

    You may exchange your shares for shares of any other mutual fund managed by the Adviser which is eligible for sale in your state of residence. All exchanges are subject to the minimum investment requirements and other applicable terms set forth in the prospectus of the fund whose shares you acquire. Exchanges are made on the basis of the net asset values of the funds involved, except that if you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. See "Shareholder Services-- Exchange Privilege."


Redemption Price
    Shares of any Fund may be redeemed at any time at their net asset value next determined after a redemption request is received by your Piper Jaffray Investment Executive or other broker-dealer. The Funds reserve the right, upon 30 days' written notice, to redeem your account if the net asset value of the shares falls below $200. See "How to Redeem Shares--Involuntary Redemption."

Certain Risk Factors to Consider

    As with other mutual funds, there can be no assurance that any Fund will achieve its objective. As set forth in detail under "Investment Objectives and Policies" and "Special Investment Methods and Risk Factors," an investment in any of the Funds is subject to certain risks and some or all of the Funds may engage in the following investment practices which involve certain special risks: the use of repurchase agreements and the purchase or sale of securities on a "when-issued" or "forward commitment" basis.


Shareholder Inquiries
    Any questions or communications regarding a shareholder account should be directed to your Piper Jaffray Investment Executive or, in the case of shares held through another broker-dealer, to IFTC at (800) 874-6205. General inquiries regarding the Funds should be directed to the Funds at the telephone number set forth on the cover page of this Prospectus.

                                 FUND EXPENSES


                                                                                   U.S.       Tax- Exempt
                                                                     Money      Government      Money
                                                                     Market    Money Market     Market
                                                                      Fund         Fund          Fund
                                                                   ----------  -------------  ----------
Shareholder Transaction Expenses.................................     None         None          None
Annual Fund Operating Expenses (as a percentage of average net assets)
  Management Fees................................................        .40 %        .50   %       .50 %
  Rule 12b-1 Fees (after voluntary limitation)...................        .20 %        .20   %       .20 %
  Other Expenses.................................................        .24 %        .20   %       .20 %
                                                                         ---          ---           ---
  Total Fund Operating Expenses (after voluntary limitation).....        .84 %        .90   %       .90 %



Example


    For each of the Funds, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                                 1 Year       3 Years      5 Years     10 Years
                                                                               -----------  -----------  -----------  -----------
 Money Market Fund...........................................................   $       9    $      27    $      47    $     104
  U.S. Government Money Market Fund..........................................   $       9    $      29    $      50    $     111
  Tax-Exempt Money Market Fund...............................................   $       9    $      29    $      50    $     111



    The purpose of the above Fund Expenses table is to assist you in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly. The Example contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



    The information in the table reflects actual expenses incurred during the fiscal year ended September 30, 1996. The Funds have adopted a Rule 12b-1 Plan under which each Fund pays the Distributor a fee equal, on an annual basis, to
 .30% of such Fund's average daily net assets in connection with the servicing of Fund shareholder accounts and the provision of distribution-related services to the Funds. The Distributor voluntarily limited fees payable under the Plan to
 .20% of each Fund's average daily net assets during the fiscal year ended September 30, 1996. Absent this limitation, Total Fund Operating Expenses for the fiscal year ended September 30, 1996, as a percentage of average daily net assets, would have been .94% for Money Market Fund and 1.00% for each of U.S. Government Money Market Fund and Tax-Exempt Money Market Fund. The Distributor has agreed to continue limiting Rule 12b-1 fees to .20% of each Fund's average daily net assets during the fiscal year ending September 30, 1997. After fiscal 1997, this limitation may be revised or terminated at any time. For additional information, including a more complete explanation of management and Rule 12b-1 fees, see "Management--Investment Adviser" and "Distribution of Fund Shares." The Adviser may or may not assume expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for expenses assumed by it during a fiscal year prior to the end of such year. The foregoing policy will have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors when such amounts are assumed or the inverse when such amounts are reimbursed.

                              FINANCIAL HIGHLIGHTS

    The following financial highlights show certain per share data and selected information for a share of capital stock outstanding during the indicated periods for the Funds. This information has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements of each Fund contained in its annual report. An annual report of each Fund is available without charge by contacting the Funds at 800-866-7778 (toll free). In addition to financial statements, the annual reports contain further information about the performance of the Funds.

Money Market Fund


                                     Fiscal year ended September 30,              Period from   Period from
                         -------------------------------------------------------  11/1/87 to    3/16/87* to
                          1996   1995   1994   1993   1992   1991   1990   1989     9/30/88      10/31/87
                         ------  -----  -----  -----  -----  -----  -----  -----  -----------   -----------
Net asset value,
  beginning of
  period...............  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00          1.00
                         ------  -----  -----  -----  -----  -----  -----  -----     -----         -----
Operations:
  Net investment
    income.............    0.05   0.05   0.03   0.02   0.04   0.06   0.08   0.08      0.06          0.04
Distributions from net
  investment income....   (0.05) (0.05) (0.03) (0.02) (0.04) (0.06) (0.08) (0.08)    (0.06)        (0.04)
                         ------  -----  -----  -----  -----  -----  -----  -----     -----         -----
Net asset value, end of
  period...............  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00          1.00
                         ------  -----  -----  -----  -----  -----  -----  -----     -----         -----
                         ------  -----  -----  -----  -----  -----  -----  -----     -----         -----
Total return***........    4.79%  5.05%  2.98%  2.45%  3.87%  6.34%  7.88%  8.60%     6.02%         3.70%
Net assets, end of
  period
  (in millions)........  $1,966  1,703  1,185  1,106  1,096  1,242  1,176  1,004       583           215
Ratio of expenses to
  average daily net
  assets(1)............    0.84%  0.92%  0.93%  0.96%  0.90%  0.89%  0.91%  1.00%     1.05%**       0.74%**
Ratio of net investment
  income to average
  daily net
  assets(1)............    4.73%  4.94%  2.90%  2.42%  3.66%  6.06%  7.56%  8.32%     6.45%**       6.29%**


------------

U.S. Government Money Market Fund


                                    Fiscal year ended September 30,              Period from
                        -------------------------------------------------------  7/5/88* to
                         1996   1995   1994   1993   1992   1991   1990   1989     9/30/88
                        ------  -----  -----  -----  -----  -----  -----  -----  -----------
Net asset value,
  beginning
  of period...........  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00
                        ------  -----  -----  -----  -----  -----  -----  -----
Operations:
  Net investment
    income............    0.05   0.05   0.03   0.02   0.04   0.06   0.08   0.08      0.01
Distributions from net
  investment income...   (0.05) (0.05) (0.03) (0.02) (0.04) (0.06) (0.08) (0.08)    (0.01)
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
Net asset value, end
  of period...........  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
Total return***.......    4.72%  4.99%  2.98%  2.51%  3.78%  6.05%  7.80%  8.37%     1.28%
Net assets, end of
  period
  (in millions).......  $  291    256    185    195    191    199    112     46        17
Ratio of expenses to
  average daily net
  assets(2)...........    0.90%  0.91%  0.92%  0.93%  0.90%  0.88%  0.91%  0.90%     0.90%**
Ratio of net
  investment income to
  average daily net
  assets(2)...........    4.62%  4.90%  2.88%  2.41%  3.58%  5.84%  7.35%  8.17%     7.16%**


------------
See Notes to Financial Highlights

Tax-Exempt Money Market Fund


                                    Fiscal year ended September 30,              Period from
                        -------------------------------------------------------  7/5/88* to
                         1996   1995   1994   1993   1992   1991   1990   1989     9/30/88
                        ------  -----  -----  -----  -----  -----  -----  -----  -----------
Net asset value,
  beginning
  of period...........  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
Operations:
  Net investment
    income............    0.03   0.03   0.02   0.02   0.03   0.04   0.05   0.06      0.01
Distributions from net
  investment
  income(3)...........   (0.03) (0.03) (0.02) (0.02) (0.03) (0.04) (0.05) (0.06)    (0.01)
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
Net asset value, end
  of period...........  $ 1.00   1.00   1.00   1.00   1.00   1.00   1.00   1.00      1.00
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
                        ------  -----  -----  -----  -----  -----  -----  -----     -----
Total return***.......    2.80%  3.02%  1.82%  1.87%  3.07%  4.54%  5.41%  5.76%     1.21%

Net assets, end of
  period
  (in millions).......  $  210    206    178    169    158    134    116     84        36
Ratio of expenses to
  average daily net
  assets (4)..........    0.90%  0.91%  0.90%  0.92%  0.88%  0.87%  0.89%  0.90%     0.90%**
Ratio of net
  investment income to
  average daily net
  assets (4)..........    2.76%  2.97%  1.80%  1.83%  2.91%  4.37%  5.34%  5.63%     4.99%**


------------
Notes to Financial Highlights

  * Commencement of operations.

 ** Adjusted to an annual basis.

*** Total return is based on the change in net asset value during the period and assumes reinvestment of all distributions.


 (1)During the periods reflected above, Money Market Fund's distribution fee was voluntarily limited by the Distributor. In addition, other various fees and expenses were voluntarily waived or absorbed by the Adviser during fiscal 1987. Had the maximum distribution fee been in effect and the fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been: 0.94%/4.63% in fiscal 1996, 1.02%/4.84% in fiscal 1995, 1.03%/2.80% in fiscal 1994, 1.06%/2.32% in fiscal 1993,  1.00%/3.56%  in  fiscal  1992,  0.98%/5.97%  in  fiscal  1991,
    1.00%/7.47%  in  fiscal 1990,  1.10%/8.22%  in fiscal  1989,  1.10%/6.40% in fiscal 1988 and 1.35%/5.68% in fiscal 1987.



 (2)During the periods reflected above, U.S. Government Money Market Fund's distribution fee was voluntarily limited by the Distributor. Prior to fiscal year 1991, other various fees and expenses were voluntarily waived or absorbed by the Adviser. Had the maximum distribution fee been in effect and the fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been: 1.00%/4.52% in fiscal 1996, 1.01%/4.80% in fiscal 1995, 1.02%/2.78% in fiscal 1994,
    1.03%/2.31%  in  fiscal 1993,  1.00%/3.48%  in fiscal  1992,  0.97%/5.75% in fiscal 1991,  1.05%/7.21% in  fiscal 1990,  1.29%/7.78% in  fiscal 1989  and
    2.08%/5.98% in fiscal 1988.



 (3)Tax-Exempt Money Market Fund distributions from net investment income that are taxable for federal and state income tax purposes were $0.000, $0.0001, $0.0000, $0.0000, $0.0001, $0.0002, $0.0003, $0.0010 and $0.0030 per share for the years ended September 30,  1996, 1995, 1994, 1993, 1992, 1991,  1990
    and 1989, and for the period ended September 30, 1988, respectively.



 (4)During the periods reflected above, Tax-Exempt Money Market Fund's distribution fee was voluntarily limited by the Distributor. Prior to fiscal year 1990, other various fees and expenses were voluntarily waived or absorbed by the Adviser. Had the maximum distribution fee been in effect and the fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been: 1.00%/2.66% in fiscal 1996, 1.01%/2.87% in fiscal 1995, 1.00%/1.70% in fiscal 1994,
    1.02%/1.73% in  fiscal  1993, 0.98%/2.81%  in  fiscal 1992,  0.96%/4.28%  in fiscal  1991, 0.98%/5.25%  in fiscal  1990, 1.04%/5.49%  in fiscal  1989 and
    1.44%/4.45% in fiscal 1988.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives listed below cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques employed in pursuit of the Funds' objectives may be changed without shareholder approval, unless otherwise noted.


    RULE 2A-7. Each Fund is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), in addition to its other policies and restrictions. Rule 2a-7 requires that each of the Funds invest exclusively in securities that mature within 397 days and that each maintain an average weighted maturity of not more than 90 days. Rule 2a-7 also requires that all investments by the Funds be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, (a) securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poors Ratings Services or P-1 or P-2 by Moody's Investors Service, Inc., (b) securities that at the time of issuance were long-term securities but that have remaining maturities of 397 calendar days or less, provided the issuer has comparable outstanding short-term debt rated in one of the two highest categories, and (c) unrated securities of comparable quality. See Appendix A to the Statement of Additional Information for an explanation of the ratings issued by NRSROs. It is the responsibility of the Adviser to determine that the Funds' investments present only "minimal credit risks" and are Eligible Securities, pursuant to the oversight of, and written guidelines and procedures established by, the Company's Board of Directors.



    Under Rule 2a-7, 95% of the assets of non-tax-exempt money funds (such as Money Market Fund and U.S. Government Money Market Fund) must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). In addition, a non-tax-exempt money fund (1) may not invest (with certain limited exceptions) more than 5% of its total assets in securities of a single issuer, other than U.S. Government securities and (2) may not invest more than the greater of 1% of the fund's total assets or $1,000,000 in Second Tier Securities of a single issuer. These requirements do not apply to tax-exempt money funds such as Tax-Exempt Money Market Fund.


Money Market Fund

    INVESTMENT  OBJECTIVE.   Money Market  Fund has  an investment  objective of
maximum current income consistent with preservation of capital and maintenance of liquidity.


    INVESTMENT POLICIES AND TECHNIQUES. Money Market Fund may invest in any combination of the money market securities described below, and it may invest in repurchase agreements with respect to such securities. See "Special Investment Methods and Risk Factors--Repurchase Agreements."


    U.S. Government Securities--These obligations are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Government securities are more fully described below. See "Investment Objectives and Policies--U.S. Government Money Market Fund."

    Foreign Government Obligations--Money Market Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of Money Market Fund's assets invested in securities issued by foreign governments will vary depending upon the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries.


    Commercial Paper--Investments in commercial paper are limited to direct obligations issued by domestic and foreign entities which, at the time of their purchase, are Eligible Securities. Commercial paper in which Money Market Fund invests includes variable amount master demand notes, which are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Money Market Fund may also invest in asset-backed commercial paper. This type of commercial paper is issued by an entity which does not have a corporate purpose other than that of financing a specific asset or pool of assets with some common characteristics. Assets include, for example, loans or retail and trade receivables. Although payment of principal and interest on asset-backed securities is generally dependent upon the cash flows generated by the assets backing the securities, the asset-backed commercial paper purchased by Money Market Fund will generally contain elements of credit support.


    Bank Obligations--Money Market Fund will invest in certificates of deposit, bank notes, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. See "Risks of Investing in Foreign Securities," below. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits are not transferable and are therefore illiquid prior to their maturity. The Fund will not invest more than 10% of its net assets in time deposits and other illiquid securities. See "Special Investment Methods--Illiquid Securities." Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Certificates of deposit, bank notes, time deposits and bankers' acceptances issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks and foreign branches of foreign banks will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

    Participation Interests--Money Market Fund may purchase from banks and securities dealers participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of one year or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature and in other illiquid securities. See "Special Investment Methods--Illiquid Securities."

    Corporate Debt--Money Market Fund may invest in non-convertible corporate debt securities of domestic and foreign entities (for example, bonds and debentures) with no more than 397 calendar days remaining to maturity, provided such obligations are Eligible Securities. Corporate debt securities with a remaining maturity of 397 calendar days or less tend to be liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer term issues.


    Risks of Investing in Foreign Securities--Money Market Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. As a result, the Fund will be subject to additional investment risks with respect to such securities. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Additional risks include possible adverse political and economic developments, and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or restrict the payment of principal and interest to investors located outside the country of the issuer.


U.S. Government Money Market Fund

    INVESTMENT OBJECTIVE. U.S. Government Money Market Fund has an investment objective of maximum current income consistent with preservation of capital and maintenance of liquidity.


    INVESTMENT POLICIES AND TECHNIQUES. U.S. Government Money Market Fund may invest in U.S. Government securities, as described below, and it may invest in repurchase agreements with respect to such securities. See "Special Investment Methods and Risk Factors--Repurchase Agreements."


    U.S. Government Securities--U.S. Government securities are obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and obligations of U.S. Government agencies or instrumentalities, including, but not limited to, Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Financing Corporation and the Student Loan Marketing Association. Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Others, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury. Still others, such as those issued by the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Finally, obligations of other agencies or instrumentalities, such as the Student Loan Marketing Association, are backed by the credit of the agency or instrumentality issuing the obligations.

Tax-Exempt Money Market Fund

    INVESTMENT OBJECTIVE. Tax-Exempt Money Market Fund's investment objective is to obtain a high level of current income exempt from federal income taxes, consistent with the preservation of capital and the maintenance of liquidity.

    INVESTMENT POLICIES AND TECHNIQUES. Tax-Exempt Money Market Fund pursues its investment objective by investing at least 80% of its total assets, under normal circumstances, in high quality Tax-Exempt Securities (as defined below), the income from which is not includable in federal gross income and is not an item of tax preference for purposes of the federal alternative minimum tax. (Income from Tax-Exempt Securities is, however, includable in the adjusted current earnings of corporations for purposes of determining their alternative minimum taxable income.) All Tax-Exempt Securities in which the Fund invests will be, at the time of purchase, Eligible Securities, as discussed above.

    The balance of the Fund's total assets in an amount, under normal circumstances, not to exceed 20% of the value of the Fund's total assets, may be invested in any combination of the taxable money market securities set forth above under "Money Market Fund--Investment Policies and Techniques" (subject to the Fund's limitation on investments in foreign securities set forth below under "Investment Restrictions") and in Tax-Exempt Securities the income on which is an item of tax preference for purposes of the federal alternative minimum tax. The circumstances in which the Fund will invest in taxable securities include, but are not limited to, (a) pending investment of proceeds of the sale of Fund shares or of Fund securities, (b) pending settlement of purchase of Fund securities, and (c) maintaining liquidity to satisfy anticipated redemption requests.

    For defensive purposes, the Fund may temporarily invest more than 20% of the value of its total assets in taxable money market securities and Tax-Exempt Securities the income on which is an item of tax preference for purposes of the federal alternative minimum tax when, in the opinion of the Adviser, it is advisable to do so in light of prevailing market and economic conditions for purposes of preserving liquidity or capital.


    Tax-Exempt Money Market Fund may invest in repurchase agreements with respect to the securities in which the Fund may invest, may purchase and sell securities on a when-issued or forward commitment basis and may purchase Tax-Exempt Securities which provide for the right to resell them at an agreed upon price or yield within a specified period of time prior to the maturity date of such obligations. See "Special Investment Methods and Risk Factors."


    Tax-Exempt Securities--Tax-Exempt Securities include obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel, is not includable in federal gross income. Tax-Exempt Securities are issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as bridges, docks and wharves, highways, hospitals, housing, jails, mass transportation, parks, public buildings, recreational facilities, school facilities, streets, and water and sewer systems. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or federal or state grants or aids, the payment of judgments, community redevelopment, district heating or cooling facilities, the purchase of street maintenance and firefighting equipment, and any authorized corporate purpose of the issuer. In addition, certain types of industrial development or private activity bonds have been or may be issued by or on behalf of public corporations to finance privately owned and/or operated housing facilities, hospitals, nursing homes, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Tax-Exempt Securities if the interest payable thereon, in the opinion of bond counsel, is not includable in federal gross income. Other types of industrial development or private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately owned and/or operated industrial, commercial or office facilities, may constitute Tax-Exempt Securities, although current federal income tax laws place substantial limitations on the size and volume of such issues.

    The two principal classifications of Tax-Exempt Securities are general obligation securities and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer which are secured by its taxing power without limitation as to rate or amount and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Limited obligation securities are payable only from the revenues derived from a particular facility or class of facilities, from a specific limited tax or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development or private activity bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, which are pledged to their payment. The credit quality of industrial development or private activity bonds is usually directly related to the credit standing of the owner and/or user of the facilities financed (or the credit standing of a third-party guarantor or other credit enhancement participant, if any).

    Tax-Exempt Securities include municipal bonds, notes and commercial paper. Municipal bonds are debt obligations issued to obtain funds for various public purposes which have maturities at the time of issuance generally ranging from one to twenty years or more. Municipal notes are short-term obligations, generally with maturities ranging from six months to three years. Municipal notes include grant anticipation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Municipal commercial paper refers to short-term obligations with maturities of 365 days or less issued by state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.


    Tax-Exempt Money Market Fund does not intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory or possession of the United States. In addition, the Fund will not invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, provided that bonds that have been refunded with escrowed U.S. Government securities will not be subject to this limitation. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio. In such event, the Fund may discontinue the issuance of shares to new investors and it may reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the approval of its shareholders.

                  SPECIAL INVESTMENT METHODS AND RISK FACTORS

Repurchase Agreements


    Each Fund may enter into repurchase agreements with respect to the securities in which it may invest. A repurchase agreement involves the purchase by a Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Fund would suffer a loss. Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's restriction on investing in illiquid securities. See "--Illiquid Securities" below. Interest earned by a Fund from repurchase agreements with respect to Tax-Exempt Securities will not be treated for federal income tax purposes as tax-exempt interest. For additional information concerning repurchase agreements, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.


Borrowing

    Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any money market instruments. If, for any reason, the current value of any Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, such Fund will, within three days, reduce its indebtedness to the extent necessary. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid by a Fund on borrowed funds would decrease the net earnings of that Fund. None of the Funds will purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. The Funds may mortgage, pledge or hypothecate their assets in an amount not exceeding 10%, with respect to Money Market Fund and U.S. Government Money Market Fund, or 20% with respect to Tax-Exempt Money Market Fund, of the value of their total assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed without the approval of a majority of a Fund's shares.


    The Funds also may borrow through reverse repurchase agreements with banks and securities dealers. However, the Funds have not entered into reverse repurchase agreements during the past fiscal year and have no current intention of entering into such agreements in the future. See "Investment Objectives and Policies--Reverse Repurchase Agreements" in the Statement of Additional Information.


When-Issued Securities


    Tax-Exempt Money Market Fund may purchase and sell Tax-Exempt Securities on a when-issued or forward commitment basis. When-issued and forward commitment transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or forward commitment basis may involve an element of risk because the value of the securities is subject to market fluctuation. No interest accrues to the purchaser prior to the settlement of the transaction and at the time of delivery the market value may be less than cost. Although the Fund will only make commitments to purchase such obligations with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date. If the Fund sells a when-issued or forward commitment security before the settlement date, any gain or loss would not be exempt from federal income tax. For purposes of Tax-Exempt Money Market Fund's investment policies, the purchase of securities with a settlement date occurring on the Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase. For additional information concerning when-issued and forward commitment transactions, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.


Puts

    Tax-Exempt Money Market Fund may purchase Tax-Exempt Securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a Tax-Exempt Security with a put than would be paid for the same security without a put. The primary purpose of purchasing Tax-Exempt Securities with puts is to permit the Fund to be as fully invested as practicable in Tax-Exempt Securities while at the same time providing the Fund with appropriate liquidity. For additional information concerning puts, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

Variable and Floating Rate Obligations

    Certain of the obligations in which the Funds may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Funds to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determine the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission rules which allow the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Illiquid Securities


    Each Fund may invest  up to 10%  of its net  assets in illiquid  securities.
Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. This investment restriction is nonfundamental, which means that it may be changed without shareholder approval. However, the Securities and Exchange Commission currently limits a money market fund's investments in illiquid securities to 10% of net assets.


    The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid or restricted securities, at a time which is not advantageous.

    "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities are no longer necessarily illiquid. The Funds are not subject to any limitation on their ability to invest in securities simply because such securities are restricted. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser subject to the oversight of and pursuant to procedures adopted by the
Board of Directors. See "Investment Objectives, Policies and Restrictions--Illiquid Securities" in the Statement of Additional Information. Similar determinations may be made with respect to commercial paper issued in reliance upon the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act. Money Market Fund currently invests a significant portion of its assets in this type of commercial paper.


Investment Restrictions

    Each Fund has adopted certain fundamental and nonfundamental investment restrictions in addition to those set forth above. As a fundamental investment restriction which may not be changed without shareholder approval, no Fund will invest 25% or more of its total assets in any one industry. (This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto, to Tax-Exempt Securities, or to obligations of United States banks, domestic branches thereof and United States branches of foreign banks subject to United States regulation. As to utility companies, gas, electric, telephone, telegraph, satellite and microwave communications companies are considered separate industries.) In addition, the following are nonfundamental investment restrictions which may be changed at any time without shareholder approval: (1) No Fund will invest more than 5% of its total assets in the securities of issuers which, with their predecessors, have a record of less than three years' continuous operation. (2) No Fund will purchase the securities of other investment companies except as part of a merger, consolidation or acquisition of assets, provided that Tax-Exempt Money Market Fund may invest up to 5% of its total assets in the securities of other investment companies. (3) Tax-Exempt Money Market Fund may not invest more than 5% of the value of its total assets in foreign securities. A list of each Fund's fundamental and nonfundamental investment restrictions is set forth in the Statement of Additional Information.

    Except for each Fund's policy regarding borrowing, if a percentage restriction set forth under "Investment Objectives and Policies" or under "Special Investment Methods and Risk Factors" is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                                   MANAGEMENT

Board of Directors

    The Company's Board of Directors has the primary responsibility for overseeing the overall management of the Company and electing its officers.

Investment Adviser

    Piper Capital Management Incorporated (the "Adviser") has been retained under an Investment Advisory and Management Agreement with the Company to act as the Funds' investment adviser subject to the authority of the Board of Directors.


    In addition to acting as the investment adviser for the other series of the Company, the Adviser also serves as investment adviser to a number of other open-end and closed-end investment companies and to various other concerns, including pension and profit sharing funds, corporate funds and individuals. As of November 1, 1996, the Adviser rendered investment advice regarding approximately $9 billion of assets. The Adviser is a wholly owned subsidiary of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry. The address of the Adviser is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.


    The Adviser furnishes each of the Funds with investment advice and supervises the management and investment programs of the Funds. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Funds. The Adviser also provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Funds. In addition, the Adviser pays the salaries and fees of all officers and directors of the Company who are affiliated with the Adviser.

    Under the Investment Advisory and Management Agreement, the Funds pay the Adviser monthly advisory fees equal on an annual basis to a certain percentage of each Fund's average net assets as set forth in the following table.

                                                                            Annual Advisory Fee
                                                                             as Percentage of
Average Net Asset Values of the Fund                                        Average Net Assets
-------------------------------------------------------------------------  ---------------------
On the first $500,000,000................................................             .50%
On the next $250,000,000.................................................           .425 %
On the next $250,000,000.................................................           .375 %
On the next $500,000,000.................................................           .35%
On the next $500,000,000.................................................           .325        %
On the next $500,000,000.................................................           .30%
On average assets of over $2,500,000,000.................................           .275        %

Transfer Agent, Dividend Disbursing Agent and Custodian

    Investors Fiduciary Trust Company ("IFTC"), 127 West Tenth Street, Kansas City, Missouri 64105, (800) 874-6205, serves as Custodian for the Funds' portfolio securities and cash and as Transfer Agent and Dividend Disbursing Agent for the Funds.


    The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company, an affiliate of the Distributor and the Adviser. Under these agreements the Distributor and Piper Trust Company provide certain transfer agent and dividend disbursing agent services for certain shareholder accounts. For more information, see "Investment Advisory and Other Services--Transfer Agent and Dividend Disbursing Agent" in the Statement of Additional Information.

Portfolio Transactions and Brokerage Commissions

    Portfolio transactions for the Funds are generally effected on a net basis without payment of brokerage commissions. The Adviser may consider a number of factors in determining which brokers to use for the Funds' portfolio transactions. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, favorableness of the net price and quality of services and execution. A broker's sales of shares of any series of the Company may also be considered a factor if the Adviser is satisfied that a Fund would receive from that broker the most favorable price and execution then available for a transaction. Portfolio transactions for the Funds will generally be with the issuer or with dealers acting on a principal basis. In the event, however, that any portfolio transactions are executed on an agency basis, these transactions may be effected through the Distributor. For more information, see "Portfolio Transactions and Allocation of Brokerage" in the Statement of Additional Information.

                          DISTRIBUTION OF FUND SHARES


    Piper Jaffray acts as the principal distributor of the Funds' shares. The Company has adopted a Distribution Plan (the "Plan") as required by Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is paid a total fee in connection with the servicing of each Fund's shareholder accounts and in connection with distribution-related services provided to each Fund. This fee is calculated daily and paid quarterly at an annual rate equal to .30% of the average daily net assets of each Fund.



    A portion of the total fee equal to .05% of each Fund's average daily net assets is categorized as a distribution fee intended to compensate the Distributor for its expenses incurred in connection with the sale of Fund shares. The remaining portion of the fee, equal to .25% of each Fund's average daily net assets, is categorized as a servicing fee intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts. The Distributor has voluntarily agreed to limit the total fee payable under the Plan to .20% of each Fund's average daily net assets. This limitation may be revised or terminated at any time after fiscal 1997 year end. Payments made under the Plan are not tied exclusively to expenses actually incurred by the Distributor and may exceed such expenses. The Adviser and the Distributor may, out of their own assets, pay for certain expenses incurred in connection with the distribution of shares of the Funds. In particular, the Adviser may make payments out of its own assets to Piper Jaffray Investment Executives and other broker dealers in connection with their sales of shares of the Funds. See "How to Purchase Shares-- Purchase Price." Further information regarding the Plan is contained in the Statement of Additional Information.


    The Distributor uses all or a portion of its servicing fee to make payments to Investment Executives of the Distributor and broker-dealers which have entered into sales agreements with the Distributor. If shares of a Fund are sold by a representative of a broker-dealer other than the Distributor, the broker-dealer is paid .20% of the average daily net assets of the Fund attributable to shares sold by the broker-dealer's representative. If shares of a Fund are sold by an Investment Executive of the Distributor, compensation is paid to the Investment Executive in the manner set forth in a written agreement, in an amount not to exceed .20% of the average daily net assets of the Fund attributable to shares sold by the Investment Executive.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

                             HOW TO PURCHASE SHARES

General

    The Funds' shares may be purchased at the public offering price from the Distributor and from other broker-dealers who have sales agreements with the Distributor. The address of the Distributor is that of the Funds. The Distributor reserves the right to reject any purchase order. You should be aware that, because the Funds do not issue stock certificates, Fund shares must be kept in an account with the Distributor or with IFTC. All investments must be arranged through your Piper Jaffray Investment Executive or other broker-dealer.

Purchase Price

    You may purchase shares of the Funds at the net asset value per share next calculated after receipt of your order by your Piper Jaffray Investment Executive or other broker-dealer. Each Fund's net asset value is normally expected to be $1.00 per share. For more information on how the value of Fund shares is determined, see "Valuation of Shares."

    The Distributor will make certain payments to its Investment Executives and to broker-dealers in connection with their sales of Fund shares. See "Distribution of Fund Shares" above. In addition, the Distributor or the Adviser, at their own expense, provide promotional incentives to Investment Executives of the Distributor and to broker-dealers who have sales agreements with the Distributor in connection with sales of shares of the Funds, other series of the Company and other mutual funds for which the Adviser acts as investment adviser. In some instances, these incentives may be made available only to certain Investment Executives or broker-dealers who have sold or may sell significant amounts of such shares. The incentives may include payment for travel expenses, including lodging at luxury resorts, incurred in connection with sales seminars.

Minimum Investments

    A minimum initial investment of $250 is required for each Fund. There is no minimum for subsequent investments. The Distributor, in its discretion, may waive the minimum. This minimum does not apply to the Cash Management Program described below.

                            CASH MANAGEMENT PROGRAM


    You may purchase shares of the  Funds through your Piper Automatic  Transfer
(PAT) account. The PAT account is a conventional securities account that may be used to buy and sell securities, paying all customary transactional fees incurred in the use of a securities account. Available cash in a PAT account is automatically invested in shares of the Fund you specify. Shares of the Fund are redeemed automatically at their net asset value as cash is needed to pay debits in your account. Operational details of the PAT account are covered by your PAT account agreement, not this Prospectus. Other broker-dealers may offer similar programs in the future. These programs will be governed and explained by that brokerage firm's account agreements, brochures or other documents.


                              HOW TO REDEEM SHARES

Normal Redemption

    You may redeem all or a portion of your shares on any day that a Fund values its shares (Please refer to "Valuation of Shares" below for more information). Your shares will be redeemed at the net asset value next calculated after receipt of your instructions by your Piper Jaffray Investment Executive or other broker-dealer in good form as explained below. Each Fund's net asset value is normally expected to be $1.00 per share.

    PIPER JAFFRAY INC. ACCOUNTS. To redeem your shares, please contact your Piper Jaffray Investment Executive with an oral request to redeem your shares.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

    OTHER BROKER-DEALER ACCOUNTS. To redeem your shares, you may either contact your broker-dealer with an oral request or send a written request directly to the Funds' transfer agent, IFTC. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $25,000. Please contact IFTC or refer to the Statement of Additional Information for more details.

Payment of Redemption Proceeds

    After your shares have been redeemed, proceeds will normally be paid on the next business day. In no event will payment be made more than seven days after receipt of your order in good form. However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System, until such check has cleared the banking system (normally up to 15 days from the purchase date).

Involuntary Redemption

    Each Fund reserves the right to redeem your account at any time the net asset value of the account falls below $200 as the result of a redemption or exchange request. You will be notified in writing prior to any such redemption and will be allowed 30 days to make additional investments before the redemption is processed.

                              SHAREHOLDER SERVICES

Automatic Monthly Investment Program

    You may arrange  to make  additional automated  purchases of  shares of  the
Funds or certain other mutual funds managed by the Adviser. You can automatically transfer $100 or more per month from your bank, savings and loan or other financial institution to purchase additional shares. You should contact your Piper Jaffray Investment Executive or IFTC to obtain authorization forms or for additional information.

Exchange Privilege


    If your investment goals change, you may prefer a fund with a different objective. If you are considering an exchange into another mutual fund managed by the Adviser, you should carefully read the appropriate prospectus for additional information about that fund. A prospectus may be obtained through your Piper Jaffray Investment Executive, your broker-dealer or the Distributor. To exchange your shares, please contact your Piper Jaffray Investment Executive, your broker-dealer or IFTC.



    You may exchange your shares for shares of any other mutual fund managed by the Adviser. All exchanges are subject to the eligibility of share purchases in your state as well as the minimum investment requirements and any other applicable terms in the prospectus of the fund being acquired. Exchanges between the money market funds covered by this Prospectus are made at net asset value. Exchanges into another fund which imposes a sales charge will generally require payment of the sales charge, except in some cases where you originally purchased shares subject to a sales charge, and then exchanged into a money market fund. In all cases, if the exchange purchase would generate a higher sales charge than the original purchase, you will be required to pay a sales charge equal to the difference. If you exchange less than all of your shares of a fund, shares which may be exchanged at net asset value without payment of any sales charge will considered to be exchanged first.



    The Company reserves the right to change or discontinue the exchange privilege, or any aspect of the privilege, upon 60 days' written notice.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

Telephone Transaction Privileges


    PIPER JAFFRAY INC. ACCOUNTS. If you hold your shares in a Piper Jaffray account, you may telephone your Investment Executive to execute any transaction or to apply for many shareholder services. In some cases, you may be required to complete a written application.


    OTHER BROKER-DEALER ACCOUNTS. If you hold your shares in an account with your broker-dealer or at IFTC, you may authorize telephone privileges by completing the Account Application and Services Form. Please contact your broker-dealer or IFTC (800-874-6205) for an application or for more details. The Funds will employ reasonable procedures to confirm that a request is genuine, including requiring that payment be made only to the address of record or the bank account designated on the Account Application and Services Form and requiring certain means of telephonic identification. A Fund employing such procedures will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. If a Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone transactions. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests. If you cannot reach the Funds by telephone, you should contact your broker-dealer or issue written instructions to IFTC at the address set forth herein. See "Management--Transfer Agent, Dividend Disbursing Agent and Custodian." The Funds reserve the right to suspend or terminate their telephone services at any time without notice.

Account Protection

    If your Fund shares are held in a Piper Jaffray account, they are protected in the unlikely event that Piper Jaffray were to fail financially. Piper Jaffray is a member of the Securities Investor Protection Corporation ("SIPC") whose primary purpose is to protect the customers of its members up to $500,000 ($100,000 on claims for cash) in the event of a member's liquidation.



    In addition to the $500,000 SIPC protection, Piper Jaffray clients have additional protection provided by Aetna Casualty and Surety Company. Your investments in the Funds held in a Piper Jaffray PRIME or PAT Plus account are protected up to $49.5 million beyond that provided by SIPC for total account protection of $50 million. Investments held in all other Piper Jaffray accounts are protected up to $24.5 million beyond that provided by SIPC for total account protection of $25 million. This protection does NOT cover any declines in the net asset value of Fund shares.


Confirmation of Transactions and Reporting of Other Information
    Each time there is a transaction involving your Fund shares such as a purchase, redemption or dividend reinvestment, it will be reported to you on your next regular account statement. This information will be provided to you from either Piper Jaffray, your broker-dealer or IFTC. In addition, you will receive various IRS forms after the first of each year detailing important tax information and each Fund is required to supply annual and semiannual reports that list securities held by the Fund and include the current financial statements of the Fund.

    HOUSEHOLDING. If you have multiple accounts with Piper Jaffray, you may receive some of the above information in combined mailings. This will not only help reduce Fund expenses, it will also help the environment by saving paper. Please contact your Piper Jaffray Investment Executive for more information.

                          DIVIDENDS AND DISTRIBUTIONS


    The net investment income of each Fund will be declared as dividends daily and will be reinvested in additional shares of the Fund monthly. Net investment income for Saturdays, Sundays and other days on which the New York Stock Exchange (the "Exchange") is closed will be declared as dividends on the prior business day. Each daily dividend is payable to Fund shareholders of record at the time of its declaration. Net realized capital gains of each Fund, if any, will be declared and reinvested in additional Fund shares at least annually.

                              VALUATION OF SHARES

    The Funds compute their net asset value (or price per share) on each day the Exchange is open for business. The calculation is made as of the regular close of the Exchange (currently 4:00 p.m., New York time) after the Funds have declared any applicable dividends.

    It is the policy of each Fund to attempt to maintain a net asset value of $1.00 per share. The securities held by the Funds are valued on the basis of amortized cost, in accordance with the Funds' election to operate under the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

    Under the direction of the Board of Directors, procedures have been adopted to monitor and stabilize each Fund's price per share. Calculations are made to compare the value of each Fund's portfolio valued at amortized cost with market values. In the event that a deviation of one-half of 1% or more exists between the $1.00 per share net asset value for a Fund and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. See "Net Asset Value and Public Offering Price" in the Statement of Additional Information.

                                   TAX STATUS

Taxes


    Each Fund is treated as a separate corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, each Fund is treated separately in determining whether it qualifies as a regulated investment company under the Code and for purposes of determining the net ordinary income (or loss), net realized capital gains (or losses) and distributions necessary to relieve such Fund of any federal income tax liability. Each Fund qualified as a regulated investment company during its last taxable year and each intends to so qualify during the current taxable year. If so qualified, a Fund will not be liable for federal income taxes to the extent it distributes its taxable income to shareholders.


    The following discussions relate to federal income taxation as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of the Funds, see "Taxation" in the Statement of Additional Information. Before investing in any of the Funds, you should consult your tax adviser regarding the consequences of your local and state tax laws.

    MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND. Distributions by Money Market Fund and U.S. Government Money Market Fund are generally taxable to shareholders as ordinary income.

    Interest income from direct investment by noncorporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states attempt to tax mutual fund dividends attributable to such income. This treatment has been challenged in a number of lawsuits. Shareholders are encouraged to consult their tax advisers concerning this matter.

    TAX-EXEMPT MONEY MARKET FUND. Tax-Exempt Money Market Fund intends to take all actions required under the Code to ensure that it may pay "exempt-interest dividends." If the Fund meets these requirements, distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends will be excludable from the gross income of the Fund's shareholders. Distributions paid from other interest income will be taxable to shareholders as ordinary income.

    Exempt-interest dividends attributable to interest income on certain tax exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference for purposes of computing the alternative minimum tax for individuals, estates and trusts. Tax-Exempt Money Market Fund may invest up to 20% of its total assets in securities which generate interest which is treated as an item of tax preference. See "Taxation" in the Statement of Additional Information.

    Some states may exclude from taxable income the portion of the dividends paid by Tax-Exempt Money Market Fund that is attributable to interest on the obligations of the state or its political subdivisions. In the case of shareholders subject to Minnesota income tax, no portion of the dividends paid by Tax-Exempt Money Market Fund will be exempt from their Minnesota taxable income. The Fund will provide to shareholders annually information showing the portion of the dividends they receive that is attributable to interest on the obligations of each state.

                            PERFORMANCE COMPARISONS


    Advertisements and other sales literature may refer to the Funds' "yield," "effective yield," "average annual total return" and "cumulative total return." In addition, Tax-Exempt Money Market Fund may advertise its "tax equivalent yield." All such yield and total return quotations are based upon historical earnings and are not intended to indicate future performance.



    The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



    Tax equivalent yield quotations will be calculated by applying the stated income tax rate only to that portion of Tax-Exempt Money Market Fund's seven-day yield or effective yield that is exempt from taxation. The stated income tax rate is subtracted from the number 1 (e.g., 1-28% = 72%) and the tax-exempt portion of the yield is divided by the difference. The result is then added to that portion of the Fund's yield, if any, that is not tax-exempt.



    Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to a Fund from the redeemable value of such payment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. In calculating average annual and cumulative total return, all dividends are assumed to be reinvested.



    For additional information regarding comparative performance information and the calculation of yield, effective yield, total return, average annual total return and cumulative total return, see "Performance Comparisons" in the Statement of Additional Information.


                              GENERAL INFORMATION


    The Company, which was organized under the laws of the State of Minnesota in 1986, is authorized to issue a total of 10 trillion shares of common stock, with a par value of $.01 per share. Three hundred and ninety billion of these shares have been authorized to be issued in twelve separate series, as follows: Growth Fund, Emerging Growth Fund, Growth and Income Fund, Small Company Growth Fund (formerly Equity Strategy Fund), Balanced Fund, Government Income Fund, Intermediate Bond Fund (formerly Institutional Government Income Portfolio), National Tax-Exempt Fund and Minnesota Tax-Exempt Fund, each of which has ten billion authorized shares, and Money Market Fund, Tax-Exempt Money Market Fund and U.S. Government Money Market Fund, each of which has one hundred billion authorized shares.

    The Board of Directors is empowered under the Company's Articles of Incorporation to issue additional series of the Company's common stock without shareholder approval. In addition, the Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within each Fund, as well as within any series of the Company created in the future. See "Capital Stock and Ownership of Shares" in the Statement of Additional Information.

    All shares, when issued, will be fully paid and nonassessable and will be redeemable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro-rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

    Each share of a series has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the series' shares. On some issues, such as the election of directors, all shares of the Company vote together as one series. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares will be unable to elect any directors.


    The Bylaws of the Company provide that shareholder meetings be held only with such frequency as required under Minnesota law. Minnesota corporation law requires only that the Board of Directors convene shareholder meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Company may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of the Company. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of the Company. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all amendments to investment advisory contracts and for certain amendments to Rule 12b-1 distribution plans.


Pending Legal Proceedings

    Complaints have been brought against the Adviser and the Distributor relating to another series of the Company and to other investment companies for which the Adviser acts or has acted as investment adviser or subadviser. These lawsuits do not involve the Funds.


    A number of complaints have been brought in federal and state court against the Institutional Government Income Portfolio ("PJIGX") series of the Company (such series has been renamed Intermediate Bond Fund), the Adviser, the Distributor, and certain individuals affiliated or formerly affiliated with the Adviser and the Distributor. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled In re: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT INCOME PORTFOLIO LITIGATION. The Amended Consolidated Class Action Complaint was filed on October 5, 1994 in the United States District Court, District of Minnesota, against PJIGX, the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of the Company. A number of lawsuits and arbitrations brought by some of the investors who requested exclusion from the settlement class remain pending.

    Complaints also have been filed in state and federal court relating to a number of closed-end investment companies managed by the Adviser and two open-end investment companies for which the Adviser has acted as subadviser. The complaints, which ask for rescission of plaintiff shareholders' purchases or compensatory damages, plus interest, costs and expenses, generally allege, among other things, certain violations of federal and/or state securities laws, including the making of materially misleading statements in prospectuses concerning investment policies and risks. In addition to the Settlement Agreement discussed above, a settlement agreement has been reached with respect to a consolidated complaint relating to four closed-end investment companies managed by the Adviser and agreements-in-principle have been reached to settle certain other complaints. The Adviser and the Distributor also are subject to regulatory inquiries related to various funds or assets managed by the Adviser. See "Pending Litigation" in the Statement of Additional Information.



    The Adviser and the Distributor do not believe that the settlements discussed above, any agreement-in-principle to settle, or any outstanding complaint, action in arbitration or regulatory inquiry will have a material adverse effect on their ability to perform under their agreements with the Company or a material adverse effect on the Funds.


                         TAX-EXEMPT VS. TAXABLE INCOME


    The table below shows the approximate yields that taxable securities must earn to equal tax-exempt yields under selected 1996 federal income tax brackets.


                                       Equivalent Taxable Yield
              --------------------------------------------------------------------------
  Tax-Free           28%                31%                36%               39.6%
   Yield       Federal Bracket    Federal Bracket    Federal Bracket    Federal Bracket
------------  -----------------  -----------------  -----------------  -----------------
      2.00%           2.78%              2.90%              3.13%              3.31%
      2.50            3.47               3.62               3.91               4.14
      3.00            4.17               4.35               4.69               4.97
      3.50            4.86               5.07               5.47               5.79
      4.00            5.56               5.80               6.25               6.62
      4.50            6.25               6.52               7.03               7.45
      5.00            6.94               7.25               7.81               8.28
      5.50            7.64               7.97               8.59               9.11
      6.00            8.33               8.70               9.38               9.93


    This table does not take into consideration any federal alternative minimum tax. In addition, the table is based upon yields that are derived solely from tax-exempt income. To the extent a Fund's advertised yield is derived from taxable income, the Fund's equivalent taxable yield will be less than set forth in the table. The tax-free yields used in this table should not be considered as representations of any particular rates of return and are for purposes of illustration only. The table is based on federal tax rates in effect for individuals in 1996 and currently scheduled to be in effect for individuals in 1997. To the extent that these rates are increased in 1997 or subsequent years, the equivalent taxable yields shown above will also increase.


    No dealer, sales representative or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus (and/or in the Statement of Additional Information referred to on the cover page of this Prospectus), and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Piper Jaffray Inc. This Prospectus does not constitute an offer or solicitation by anyone in the state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

                                PIPER FUNDS INC.

                               INVESTMENT ADVISER
                     Piper Capital Management Incorporated

                                  DISTRIBUTOR
                               Piper Jaffray Inc.

                          CUSTODIAN AND TRANSFER AGENT
                       Investors Fiduciary Trust Company

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP

                                 LEGAL COUNSEL

                              Dorsey & Whitney LLP


Table of Contents


                                          PAGE
Introduction.........................           2
Fund Expenses........................           3
Financial Highlights.................           4
Investment Objectives and Policies...           6
Special Investment Methods and
 Risk Factors........................          11
Management...........................          13
Distribution of Fund Shares..........          15
SHAREHOLDER GUIDE TO INVESTING
  How to Purchase Shares.............          16
  Cash Management Program............          16
  How To Redeem Shares...............          16
  Shareholder Services...............          17
  Dividends and Distributions........          18
Valuation of Shares..................          19
Tax Status...........................          19
Performance Comparisons..............          20
General Information..................          20
Tax-Exempt vs. Taxable Income........          22


-------------------------------------------
  Prospectus

       [LOGO]

  --------------------------

  Cash Management Funds

   Money Market Fund

   U.S. Government Money
   Market Fund

   Tax-Exempt Money Market Fund


   November 18, 1996


   ---------------------------------


      30600 021-97

                                     PART B


                                MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND

                           Series of Piper Funds Inc.


                       STATEMENT OF ADDITIONAL INFORMATION

                                November 18, 1996


                                Table of Contents
                                                                            Page
                                                                            ----

Investment Policies and Restrictions . . . . . . . . . . . . . . . . . .      2
Directors and Executive Officers . . . . . . . . . . . . . . . . . . . .      7
Investment Advisory and Other Services . . . . . . . . . . . . . . . . .     11
Portfolio Transactions and Allocation of Brokerage . . . . . . . . . . .     16
Capital Stock and Ownership of Shares. . . . . . . . . . . . . . . . . .     18
Net Asset Value and Public Offering Price. . . . . . . . . . . . . . . .     19
Calculation of Yield . . . . . . . . . . . . . . . . . . . . . . . . . .     21
Performance Comparisons. . . . . . . . . . . . . . . . . . . . . . . . .     22
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .     24
Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . .     26
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     27
Pending Litigation . . . . . . . . . . . . . . . . . . . . . . . . . . .     27
Appendix A - Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .    A-1

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated November 18, 1996, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Funds at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The shares of Piper Funds Inc. (the "Company") are currently offered in 12 series. This Statement of Additional Information relates to three of those series, Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (sometimes referred to herein as a "Fund" or, collectively, as the "Funds"). The investment objectives and policies of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     U.S. Government Money Market Fund will enter into repurchase agreements and reverse repurchase agreements (see "--Reverse Repurchase Agreements" below) only with the primary reporting dealers that report to the Federal Reserve Bank of New York and with banks that are among the 100 largest United States commercial banks.

     The Funds have received from the Securities and Exchange Commission an exemptive order permitting the Funds, along with the other series of the Company, closed-end and other open-end investment companies currently managed by Piper Capital Management Incorporated (the "Adviser"), and all future series of the Company and all future investment companies advised by the Adviser or its affiliates, to deposit uninvested cash balances into a large single joint account to be used to enter into one or more large repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreement transactions with the same parties with whom it may enter into repurchase agreements. However, the Funds do not currently enter into or intend to enter into such transactions
during the coming year.   Under a reverse repurchase agreement, a Fund sells
securities and agrees to repurchase them at a mutually agreed date and price. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing high-grade liquid debt securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements will be used as a means of borrowing for investment purposes. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser will monitor the creditworthiness of the dealers and banks with which the Funds enter into reverse repurchase agreement transactions.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     Tax-Exempt Money Market Fund may purchase securities on a "hen-issued" basis and may purchase and sell securities on a "forward commitment" basis. When the Fund purchases securities on a when-issued or forward commitment basis, it will maintain in a segregated account with its custodian cash or liquid high-grade debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made; the Fund will likewise segregate securities it sells on a forward commitment basis.

PUTS

     To help assure appropriate liquidity, Tax-Exempt Money Market Fund may acquire Municipal Obligations which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligation. Such a right to resell, which is commonly known as a " put," may be sold, transferred or assigned only with the underlying security or securities. Immediately after acquisition of any put, Tax-Exempt Money Market Fund will not, with respect to 75% of the total amortized cost value of its assets, have invested more than 5% of the total amortized cost value of its assets in securities underlying puts from the same institution. An unconditional put, which is a put that would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities, will not be considered to be a put from that institution, provided that the amortized cost value of all securities held by the Fund and issued or guaranteed by the same institution does not exceed 10% of the total amortized cost value of the Fund's assets. For the purposes of this paragraph, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price and an unconditional put will be considered to be a guarantee of the underlying security or securities.

     If an issuer, bank or broker-dealer should default on its obligation to repurchase a security, Tax-Exempt Money Market Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. It will be the Fund's policy to enter into puts only with issuers, banks or broker-dealers that are determined by the Adviser to present minimal credit risks.

ILLIQUID SECURITIES

     As set forth in the Prospectus, the Funds may invest in Rule 144A securities and commercial paper issued pursuant to Rule 4(2) under the Securities Act of 1933, and treat such securities as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). With respect to Rule 144A securities, investing in such securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

PORTFOLIO TURNOVER

     Each Fund, consistent with its investment objective, may attempt to maximize yield through portfolio trading. This may involve selling portfolio instruments and purchasing different instruments to take advantage of disparities of yield in different segments of the high-grade money market or among particular instruments within the same segment of the market. Since each Fund's assets will be invested in securities with short maturities and the Funds will manage their portfolios as described above, each Fund's portfolio will turn over several times a year. However, this will not generally increase the Funds' brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Funds invest.

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the portfolio turnover rate for each Fund will generally be insignificant.

INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus, each Fund is subject to certain fundamental and nonfundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of a Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of a Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of a Fund's outstanding shares.

     As fundamental investment restrictions, no Fund will:

     1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto, or to Tax-Exempt Securities, as defined in the Prospectus. In addition, this restriction does not apply to obligations of United States banks, domestic branches thereof and United States branches of foreign banks subject to United States regulation. The various types of utilities companies, such as gas, electric, telephone, telegraph, satellite and microwave communications companies, are considered as separate industries.

     2. Issue any senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), other than as set forth in restriction number 3 below and except to the extent that purchasing or selling securities on a when-issued or delayed delivery basis may be deemed to constitute issuing a senior security.

     3. Borrow money (provided that the Funds may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes. Each Fund may borrow money in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any money market instruments. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, such Fund will, within three business days, reduce its indebtedness to the extent necessary. To do this, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. With respect to each of the Funds, interest paid on borrowed funds will decrease the net earnings of the Fund. None of the Funds will purchase portfolio securities while outstanding borrowing exceeds 5% of the value of the Fund's total assets. None of the Funds will borrow money for leverage purposes (provided that the Funds may enter into reverse repurchase agreements for such purposes).

     4. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 10%, with respect to Money Market Fund and U.S. Government Money Market Fund, and 20% with respect to Tax-Exempt Money Market Fund, of the value of their total assets to secure temporary or emergency borrowing.

     5.   Purchase or sell commodities or commodity futures contracts.

     6. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     7. Act as an underwriter of securities of other issuers, except insofar as each Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

     As nonfundamental investment restrictions that may be changed at any time without shareholder approval, no Fund will:

     1.   Invest more than 10% of its net assets in illiquid securities.

     2.   Invest in warrants.

     3. Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years. The value of all securities issued or guaranteed by such guarantor and owned by a Fund shall not exceed 10% of the value of the total assets of such Fund.)

     4.   Make short sales of securities.

     5. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     6. Write, purchase or sell puts, calls or combinations thereof, provided that the Funds may purchase securities with demand or put features.

     7. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those officers or directors of the Company or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

     8.   Invest for the purpose of exercising control or management.

     9. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies investing in the foregoing.

     10. Purchase the securities of other investment companies except as part of a merger, consolidation or acquisition of assets, provided that Tax-Exempt Money Market Fund may invest up to 5% of its total assets in the securities of other investment companies. Any purchases by Tax-Exempt Money Market Fund of the securities of other investment companies will be made in the open market where customary brokerage fees and commissions are paid.

     11. Invest in foreign securities, except as follows: (a) Money Market Fund may invest without limit in foreign securities, subject to the requirements of Rule 2a-7 of the 1940 Act, and (b) Tax-Exempt Money Market Fund may invest up to 5% of its total assets in foreign securities. For purposes of this investment limitation, securities of foreign issuers which are guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities are not considered foreign securities.

     12.  Loan portfolio securities.

     The identification of the issuer of a Tax-Exempt Security depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, such subdivision will be regarded as the sole issuer. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user then such nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of such Fund's total assets, the guarantee will be regarded as a separate security and treated as an issue of such government or entity.

     Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and officers of the Company and their principal occupations during the past five years are set forth below. Unless otherwise indicated, all positions have been held for more than five years. The Company's directors and officers also serves as a director or officer of various closed-end and open-end investment companies managed by the Adviser.

     Name, Address and (Age)            Position with the Company
     -----------------------            -------------------------

     William H. Ellis* (54)             Chairman of the Board of Directors
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     David T. Bennett (56)              Director
     3400 City Center
     33 South Sixth Street
     Minneapolis, Minnesota 55402

     Jaye F. Dyer (69)                  Director
     4670 Norwest Center
     90 South Seventh Street
     Minneapolis, Minnesota 55402

     Karol D. Emmerich (47)             Director
     7302 Claredon Drive
     Edina, Minnesota 55439

     Luella G. Goldberg (59)            Director
     7019 Tupa Drive
     Edina, Minnesota 55435

     David A. Hughey (65)               Director
     134 Powers Road
     Meredith, NH 03253

     George Latimer (61)                Director
     754 Linwood Avenue
     St. Paul, MN  55105

     Paul A. Dow (45)                   President
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Robert H. Nelson (33)              Vice President
     Piper Jaffray Tower                and Treasurer
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Susan S. Miley (39)                Secretary
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

--------------------
* Directors of the Company who are interested persons (as that term is defined by the 1940 Act) of Piper Capital Management Incorporated and the Funds.

     William H. Ellis is President of Piper Jaffray Companies Inc.; Director and Chairman of the Board of Piper Capital Management Incorporated ("the Adviser"); President of the Adviser since 1994; Director of Piper Jaffray Inc..

     David T. Bennett is of counsel to the law firm of Gray, Plant, Mooty, Mooty & Bennett, P.A., located in Minneapolis, Minnesota. Mr. Bennett is chairman of a group of privately held companies and serves on the board of directors of a number of nonprofit organizations.

     Jaye F. Dyer has been President of Dyer Management Company, a private management company, since 1991. Prior to that he was President and Chief Executive Officer of Dyco Petroleum Corporation, a Minneapolis based oil and natural gas development company he founded, from 1971 to March 1, 1989, and Chairman of the Board until December 31, 1990. Mr. Dyer serves on the board of directors of Northwestern National Life Insurance Company, The ReliaStar Financial Corp. (the holding company of Northwestern National Life Insurance Company) and various privately held and nonprofit corporations.

     Karol D. Emmerich has been President of The Paraclete Group, a consultant to nonprofit organizations, since 1993. Prior to that she was Vice President, Chief

Accounting Officer and Treasurer of Dayton Hudson Corporation from 1980 to 1993. Ms. Emmerich is an Executive Fellow at the University of St. Thomas Graduate School of Business and serves on the board of directors of a number of privately held and nonprofit organizations.

     Luella G. Goldberg serves on the board of directors of Northwestern National Life Insurance Company (since 1976), The ReliaStar Financial Corp. (since 1989), TCF Bank Savings fsb (since 1985), TCF Financial Corporation (since 1988), and Hormel Foods Corp. (since 1993). Ms. Goldberg also serves as a Trustee of Wellesley College, and as a director of a number of other organizations, including the University of Minnesota Foundation and the Minnesota Orchestral Association. Ms. Goldberg was Chairman of the Board of Trustees of Wellesley College from 1985 to 1993 and acting President from July 1, 1993 to October 1, 1993.

     David A. Hughey is a Trustee of Bentley College. Prior to September 1996, he was Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc., Dean Witter Services Company Inc. and Dean Witter Distributors Inc.; Director, Executive Vice President and Chief Administrative Officer of Dean Witter Trust Company; Vice President of Dean Witter Family of Funds and TCW/DW Family of Funds; and Director of ICI Mutual Insurance Company.

     George Latimer has been Chief Executive Officer of National Equity Fund, Chicago, Illinois since November 1995; prior thereto, Mr. Latimer was Director, Special Actions Office, Office of the Secretary, Department of Housing and Urban Development since 1993, and prior thereto he had been Dean of Hamline Law School, Saint Paul, Minnesota from 1990 to 1993. Mr. Latimer also serves on the board of directors of Digital Biometrics, Inc. and Payless Cashways, Inc.

     Paul A. Dow is Chief Investment Officer and Senior Vice President of the Adviser.

     Robert H. Nelson has been a Senior Vice President of the Adviser since 1993; prior thereto he had been a Vice President of the Adviser from 1991 to 1993.

     Susan S. Miley has been Senior Vice President and General Counsel of the Adviser since 1995 and Secretary of the Adviser since 1996; prior to which she was counsel for American Express Financial Advisors, Minneapolis, Minnesota from 1994 to 1995 and an attorney at Simpson Thatcher & Bartlett, New York, New York from 1984 to 1992.

     Ms. Emmerich, Ms. Goldberg Mr. Hughey are members of the Audit Committee of the Board of Directors. Ms. Emmerich acts as the chairperson of such committee. The Audit Committee oversees the Company's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

     The Board of Directors also has a Committee of the Independent Directors, consisting of Messrs. Bennett, Dyer, Hughey and Latimer, Ms. Emmerich and Ms. Goldberg, and a Derivatives Subcommittee consisting of Ms. Emmerich, who serves as chairperson, Ms. Goldberg and Mr. Dyer.

     The functions of the Committee of the Independent Directors are: (a) recommendation to the full Board of approval of any management, advisory, sub-advisory and/or administration agreements; (b) recommendation to the full Board of approval of any underwriting and/or distribution agreements; (c) review of the fidelity bond and premium allocation; (d) review of errors and omissions and any other joint insurance policies and premium allocation; (e) review of, and monitoring of compliance with, procedures adopted pursuant to certain rules promulgated under the 1940 Act; and (f) such other duties as the independent directors shall, from time to time, conclude are necessary or appropriate to carry out their duties under the 1940 Act. The functions of the Derivatives Subcommittee are: (a) to oversee practices, policies and procedures of the Adviser in connection with the use of derivatives; (b) to receive periodic reports from management; and (c) to report periodically to the Committee of the Independent Directors and the Board of Directors.

     The directors of the Company who are officers or employees of the Adviser or of its affiliates receive no remuneration from the Company. Each of the other directors currently receives a quarterly retainer of $3,625 that is allocated among the Funds and all other open-end funds managed by the Adviser on the basis of the total assets of each such fund. In addition, each director receives a fee from the Company for each regular quarterly and in-person special meeting of the Board of Directors attended. (The per-meeting fee is based on the combined total assets of the Company and Piper Institutional Funds Inc.)
The per-meeting fee is based upon asset size and is $250 if assets are under $200 million, $500 if assets are $200 million and over but less than $500 million, $750 if asses are $500 million and over but less than $1 billion, $1,000 if assets are $1 billion and over but less than $5 billion, and $1,500 if
assets are $5 billion or over.   Members of the Audit Committee who are not
affiliated with the Adviser receive $1,000 for each Audit Committee meeting attended ($2,000 for the chairperson of the Committee), and the chairperson of the Committee of the Independent Directors receives $1,000 for each meeting of such committee attended, with such fees being allocated evenly between the Company and all other closed-end and open-end investment companies managed by the Adviser. Members of the Committee of the Independent Directors and the Derivatives Subcommittee (other than the chairperson of the Committee of the Independent Directors) currently receive no additional compensation. In addition, each Director who is not affiliated with the Adviser is reimbursed for expenses incurred in connection with attending meetings.

     The following table sets forth the compensation received by each director from the Company during the fiscal year ended September 30, 1996, as well as the total compensation received by each director from the Company and all other registered investment companies managed by the Adviser or affiliates of the Adviser during the calendar year ended December 31, 1995. Directors who are officers or employees of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table. Mr. Hughey became a director of the Company on September 3, 1996.

                                Aggregate Compensation   Total Compensation
Director                           from the Company      from Fund Complex*
--------                        ----------------------   ------------------

David T. Bennett                        $  6,400             $  61,700
Jaye F. Dyer                            $  6,775             $  67,700
Karol D. Emmerich                       $  6,775             $  67,700
Luella G. Goldberg                      $  7,150             $  70,700
George Latimer                          $  6,400             $  64,700
David A. Hughey                         $      0             $       0

--------------------
* Currently consists of 20 registered investment companies managed by the Adviser or an affiliate of the Adviser, including the Company. During the 1995 calendar year, the Fund Complex consisted of up to 27 such investment companies, several of which were merged or consolidated during the year. Each director included in the table serves on the board of each such open-end and closed-end investment company.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser for the Funds is Piper Capital Management Incorporated (the "Adviser"). Its affiliate, Piper Jaffray Inc. (the "Distributor") acts as the Funds' distributor. Each will act as such pursuant to a written agreement which will be periodically approved by the directors or the shareholders of the Funds. The address of both the Adviser and the Distributor is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.

CONTROL OF THE ADVISER AND THE DISTRIBUTOR

     The Adviser and the Distributor are both wholly owned subsidiaries of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     The Adviser acts as the investment adviser of the Funds under an Investment Advisory and Management Agreement which has been approved by the Board of Directors (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Funds) and the shareholders of the Funds.

     The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Company's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. The agreement may be terminated with respect to a particular Fund at any time by a vote of the holders of a majority of the outstanding voting securities of such Fund, upon 60 days' written notice to the Adviser. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Company, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of any of the Funds approves the agreement, the agreement shall continue in effect with respect to such approving Fund whether or not the shareholders of any other Fund approve the agreement.

     Pursuant to the Investment Advisory and Management Agreement, the Funds pay the Adviser monthly advisory fees equal on an annual basis to a certain percentage of each Fund's average net assets as set forth in the following table.

                                       Annual Advisory Fee
Average Net Asset Values                as Percentage of
      of the Fund                      Average Net Assets
------------------------               -------------------

On the first $500,000,000                      .50%
On the next $250,000,000                       .425%
On the next $250,000,000                       .375%
On the next $500,000,000                       .35%
On the next $500,000,000                       .325%
On the next $500,000,000                       .30%
On average assets of over
  $2,500,000,000                               .275%

     Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund paid $5,287,804, $995,914 and $972,714, respectively, in advisory fees for the fiscal year ended September 30, 1994, $5,857,287, $1,105,123 and $966,676, respectively, in advisory fees for the fiscal year ended September 30, 1995 and $7,536,110, $1,477,604 and $1,122,039, respectively for the fiscal year ended September 30, 1996.

     The Investment Advisory and Management Agreement provides that the Adviser must make any expense reimbursements to the Funds required under state law. The laws of California provide that aggregate annual expenses of a mutual fund shall not normally exceed 2-1/2% of the first $30 million of the average net assets, 2% of the next $70 million of the average net assets and 1-1/2% of the remaining average net assets. Such expenses include the Adviser's compensation, but exclude interest, taxes, brokerage fees and commissions, extraordinary expenses and amounts paid under the Company's Rule 12b-1 Plan. The Adviser does not believe that the laws of any other state in which the Funds' shares may be offered for sale contain expense reimbursement requirements.

     Under the Investment Advisory and Management Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of that Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Funds.

     The same security may be suitable for more than one of the Funds and/or for other series of the Company or other funds or private accounts managed by the Adviser or its affiliates. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by more than one of the Funds or by any of the Funds and other series of the Company or other funds or accounts may have a detrimental effect on a Fund, as this may affect the price paid or received by that Fund or the size of the position obtainable or able to be sold by that Fund.

EXPENSES

     The expenses of each Fund are deducted from their income before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with the Adviser, taxes, interest, legal fees, transfer agent, dividend disbursing agent and custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations, distribution expenses pursuant to the Rule 12b-1 plan, and other expenses which are not expressly assumed by the Adviser under the Investment Advisory and Management Agreement. Any general expenses of the Company that are not readily identifiable as belonging to a particular series of the Company will be allocated among the series based upon the relative net assets of the series at the time such expenses were incurred.

DISTRIBUTION PLAN

     Rule l2b-1(b) under the 1940 Act provides that any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, the Company has entered into an Underwriting and Distribution Agreement with the Distributor pursuant to a Distribution Plan adopted in accordance with such Rule.

     Rule l2b-1(b)(1) requires that such plan be approved by a majority of a Fund's outstanding shares, and Rule l2b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the directors who are not interested persons of the Company and who have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule l2b-1(b)(3) requires that the plan or agreement provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule l2b-1;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Company pursuant to the plan or any related agreement shall provide to the Company's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and
          (c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of a Fund.

     Rule l2b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule l2b-1.

     Rule 12b-1(c) provides that the Company may rely upon Rule l2b-1(b) only if the selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule l2b-1(e) provides that the Company may implement or continue a plan pursuant to Rule l2b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the Investment Company Act of 1940, that there is a reasonable likelihood that the plan will benefit the Company and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Company and its shareholders.

     Pursuant to the provisions of the Distribution Plan, each Fund pays a fee to the Distributor at a monthly rate of 1/12 of .30% of such Fund's average daily net assets in connection with servicing of the Fund's shareholder accounts and in connection with distribution-related services provided with respect to the Funds. A portion of the total fee (to be determined from time to time by the Board of Directors) may be paid as a distribution fee and will be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Funds ("Distribution Expenses"), and the remaining portion of the fee may be paid as a shareholder servicing fee and will be used by the distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to the Funds ("Shareholder Servicing Costs"). Distribution Expenses under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to Investment Executives of the Distributor and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of the Distributor's overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Costs include all expenses of the Distributor incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of the Distributor's overhead and payments made to persons, including employees of the Distributor, who respond to inquiries of shareholders of the Funds regarding their ownership of shares or their accounts with the Funds, or who provide other administrative or accounting services not otherwise required to be provided by the Funds' Adviser or transfer agent.

     For each of the fiscal years ended September 30, 1994, 1995 and 1996, the Distributor voluntarily limited amounts payable under the Distribution Plan to an annual rate of .20% of average daily net assets for each Fund. Money Market Fund paid distribution fees for the fiscal years ended September 30, 1994, 1995 and 1996 of $2,450,296, $2,725,532 and $3,774,268, respectively. U.S.
Government Money Market Fund paid distribution fees for the fiscal years ended September 30, 1994, 1995 and 1996 of $399,419, $443,366 and $587,962,
respectively. Tax-Exempt Money Market Fund paid distribution fees for the fiscal years ended September 30, 1994, 1995 and 1996 of $389,086, $381,907 and $446,581, respectively.

     Distribution fees for the fiscal year ended September 30, 1996, were used by the Distributor as follows:

                                                 U.S. Government    Tax-Exempt
                                  Money Market    Money Market     Money Market
                                      Fund            Fund             Fund
                                  ------------   ---------------   ------------

Advertising. . . . . . . . . .    $       -0-       $     -0-       $     -0-
Printing and Mailing of
 Prospectuses to Other
 than Current Shareholders . .            -0-             -0-             -0-
Compensation to Under-
 writers (trail fees to
 Investment Executives). . . .    $ 3,774,268       $ 587,962       $ 446,581
Compensation to Dealers. . . .            -0-             -0-             -0-
Compensation to Sales
 Personnel . . . . . . . . . .            -0-             -0-             -0-
Interest, Carrying or Other
 Finance Charge. . . . . . . .            -0-             -0-             -0-
Other (Specify). . . . . . . .            -0-             -0-             -0-
                                  -----------       ---------       ---------
                                  $ 3,774,268       $ 587,962       $ 446,581

UNDERWRITING AND DISTRIBUTION AGREEMENT

     Pursuant to the Underwriting and Distribution Agreement, the Distributor has agreed to act as the principal underwriter for the Funds in the sale and distribution to the public of shares of the Funds, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company ("IFTC"), the transfer agent for the Company, maintains certain omnibus shareholder accounts for each of the Funds. Each such omnibus account represents the accounts of a number of individual shareholders of a Fund. The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company ("Piper Trust"), pursuant to which the Distributor and Piper Trust provide certain transfer agent and dividend disbursing agent services for the underlying individual shareholder accounts. Pursuant to such Agreements, the Distributor and Piper Trust have agreed to perform the usual and ordinary services of transfer agent and dividend disbursing agent not performed by IFTC with respect to the underlying individual shareholder accounts, including, without limitation, the following: maintaining all shareholder accounts, preparing shareholder meeting lists, mailing shareholder reports and prospectuses, tracking shareholder accounts for blue sky and Rule l2b-1 purposes, withholding taxes on nonresident alien and foreign corporation accounts, preparing and mailing checks for disbursement of income dividends and capital gains distributions, preparing and filing U.S. Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases, exchanges and liquidations of series shares and other transactions in shareholder accounts for which confirmations are required, recording reinvestments of dividends and distributions in series shares, recording redemptions of series shares, and preparing and mailing checks for payments upon redemption and for disbursements to withdrawal plan holders. As compensation for such services, the Distributor and Piper Trust are paid annual fees of $9.00 per active shareholder account by each Fund and $6.00 per inactive account (defined as an account that has a balance of shares in any of the Funds but that does not require a client statement for the current month) by each Fund. There is no charge for a closed shareholder account (defined as an account that has been inactive for at least three consecutive months). Such fee is payable on a monthly basis at a rate of 1/12 of the annual per-account charge. Such fee covers all services listed above, with the exception of preparing shareholder meeting lists and mailing shareholder reports and prospectuses. These services, along with proxy processing (if applicable) and other special service requests, are billable as performed at a mutually agreed upon fee in addition to the annual fee noted above, provided that such mutually agreed upon fee shall be fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     During the fiscal year ended September 30, 1996, Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund paid
$3,189,833, $201,049 and $120,803, respectively, to the Distributor under the Shareholder Account Servicing Agreement and $18,085, $0 and $0, respectively to Piper Trust under the Shareholder Account Servicing Agreement.

     PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Because each Fund's portfolio is composed exclusively of debt, rather than equity securities, most of the Funds' portfolio transactions are effected without the payment of brokerage commissions, but at net prices which usually include a markup. Most of the Funds' transactions are with the issuer, or with major dealers on a principal basis acting for their own account and not as brokers. However, portfolio transactions for the Funds which are executed on an agency basis may be effected through the Distributor on a securities exchange if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or other futures commission merchants in connection with comparable transactions involving similar securities or similar futures contracts or options on futures contracts being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Funds intend to comply with Section 17(e)(1) of the 1940 Act. For the fiscal years ended September 30, 1994, 1995 and 1996, the Funds did not pay any brokerage commissions.

     The Adviser is responsible for effecting securities transactions for each of the Funds. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions at the most favorable net price, considering the state of the market at the time. Frequently the Adviser selects a broker-dealer to effect a particular transaction without contacting all broker-dealers who might be able to effect such transaction, because of the volatility of the money market and the desire to accept a particular price for a security because the price offered by the broker-dealer meets a Fund's guidelines for profit, yield, or both.

     When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

     The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Funds' portfolio transactions in exchange for research services provided the Adviser, except as noted below. However, the Adviser does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of the Funds' business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. In the event any transactions are executed on an agency basis, the Adviser will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. If the Funds execute any transactions on an agency basis, they will generally pay higher than the lowest commission rates available.

     Any portfolio transactions for the Funds executed on an agency basis may be effected through the Distributor. In determining the commissions to be paid to the Distributor, it is the policy of the Funds that such commissions will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers. While the Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

     From time to time the Funds may acquire the securities of their regular brokers or dealers or parent companies of such brokers or dealers. As of September 30, 1996, Money Market Fund held $29,971,824 of securities issued by Goldman Sachs Group L.P., $31,537,877 of securities issued by Merrill Lynch Company, Inc., and $28,974,677 of securities issued by Morgan Stanley, Inc. During the 1996 fiscal year, Money Market Fund also purchased securities issued by C.S. First Boston, Goldman Sachs Group L.P., Merrill Lynch Company, Inc. and Morgan Stanley Group, Inc. During the 1996 fiscal year, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund did not purchase any securities of their regular brokers or dealers or parent companies of such brokers or dealers.

                      CAPITAL STOCK AND OWNERSHIP OF SHARES

     The Board of Directors is empowered under the Company's Articles of Incorporation to issue additional series of the Company's common stock without shareholder approval. On an issue affecting only a particular series, the shares of the affected series vote separately. An example of such an issue would be a fundamental investment restriction pertaining to only one series. In voting on the Investment Advisory and Management Agreement (the "Agreement"), approval of the Agreement by the shareholders of a particular series would make the Agreement effective as to that series whether or not it had been approved by the shareholders of the other series.

     The assets received by the Company for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series shall be allocated among the series based upon the relative net assets of the series at the time such expenses were accrued.

     The Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within each Fund, as well as within any series of the Company created in the future. All classes of shares in a Fund would be identical except that each class of shares would be available through a different distribution channel and certain classes might incur different expenses for the provision of distribution services or the provision of shareholder services or administration assistance by institutions. Shares of each class would share equally in the gross income of a series, but any variation in expenses would be charged separately against the income of the particular class incurring such expenses. This would result in variations in net investment income accrued and dividends paid by and in the net asset value of the different classes of a series. This ability to create multiple classes of shares within each series of the Company will allow the Company in the future the flexibility to better tailor its methods of marketing, administering and distributing shares of the Funds to the needs of particular investors and to allocate expenses related to such marketing, administration and distribution methods to the particular classes of shareholders of the Fund incurring such expenses.

     As of November 1, 1996, no shareholder was known by any of the Funds to own beneficially 5% or more of the outstanding shares of the Fund. The directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds as of such date.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares (which is equal to their net asset value) is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day,

Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

     The portfolio securities in which each Fund invests fluctuate in value, and hence the net asset value per share of each Fund may also fluctuate. On September 30, 1996, the net asset value and public offering price per share for each Fund were calculated as follows:

                                MONEY MARKET FUND

NET ASSETS ($1,965,800,008)                 = Net Asset Value Per Share
-------------------------------------------
Shares Outstanding (1,965,800,008)                      ($1.00)

                       U. S. GOVERNMENT MONEY MARKET FUND

NET ASSETS ($291,021,811)                   = Net Asset Value Per Share
-------------------------------------------
Shares Outstanding (291,021,811)                        ($1.00)

                          TAX-EXEMPT MONEY MARKET FUND

NET ASSETS ($209,938,990)                  = Net Asset Value Per Share
------------------------------------------
Shares Outstanding (209,938,990)                        ($1.00)

     Each Fund values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in interest rates on the market value of the instrument and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by the Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     Pursuant to Rule 2a-7, the Board of Directors has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of each of the Funds and their shareholders to maintain a stable net asset value per share by virtue of the amortized cost method of valuation. Each of the Funds will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to Fund shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, to stabilize each Fund's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share, calculated using available market quotations, from each Fund's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include redemptions in kind, selling portfolio instruments prior to realizing capital gains or losses, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Each Fund will, in further compliance with Rule 2a-7, maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and not exceeding 90 days, will not purchase any instrument with a remaining maturity of greater than 397 calendar days, will limit its portfolio investments to those U.S. dollar-denominated instruments which the Board determines present minimal credit risks and which are at the time of acquisition Eligible Securities (as defined in Rule 2a-7), and will record, maintain and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

                              CALCULATION OF YIELD

     Each Fund may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return +1)365/7] -1

     When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

     Tax-Exempt Money Market Fund may also advertise its tax equivalent yield. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

     The Funds' yields, effective yields and, in the case of Tax-Exempt Money Market Fund, tax-equivalent yield (assuming a 36% federal income tax rate), based upon the seven days ended September 30, 1996, are set forth below.

                                 Effective   Tax-Equivalent   Tax-Equivalent
     Fund                Yield     Yield          Yield       Effective Yield
     ----                -----   ---------   --------------   ---------------

Money Market Fund        4.63%     4.74%           N/A              N/A
U.S. Government Money
  Market Fund            4.55%     4.66%           N/A              N/A
Tax-Exempt Money
  Market Fund            2.81%     2.85%           4.39%            4.45%

     During some of the periods for which yields are calculated, the Adviser voluntarily waived certain Rule 12b-1 fees for each Fund, thereby increasing yields. These fees may or may not be waived or paid in the future, in the Adviser's discretion. The following table sets forth the yields of each Fund as of September 30, 1996, absent the waiver of fees.

                                 Effective   Tax-Equivalent   Tax-Equivalent
     Fund                Yield     Yield          Yield       Effective Yield
     ----                -----   ---------   --------------   ---------------

Money Market Fund        4.53%     4.64%           N/A              N/A
U.S. Government Money
  Market Fund            4.45%     4.56%           N/A              N/A
Tax-Exempt Money
  Market Fund            2.71%     2.75%           4.23%            4.30%

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature for the Funds may refer to "average annual total return" and "cumulative total return."

     Average annual total return figures are computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

               Where:    P =   a hypothetical initial payment of $1,000;
                         T =   average annual total return;
                         n =   number of years; and
                         ERV = ending redeemable value at the end of the period
                               of a hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and any capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The following table sets forth the average annual total return of each Fund for various periods ended September 30, 1996:

                                    Average Annual Total Returns
                          -----------------------------------------------------
                                                          Absent Voluntary
                                   Actual                   Fee Waivers
                          -------------------------   -------------------------
                                            Since                       Since
                          1 Year  5 Year  Inception   1 Year  5 Year  Inception
                          ------  ------  ---------   ------  ------  ---------
Money Market Fund
  (Inception 3/16/87)      4.79%   3.79%     5.40%     4.69%   3.69%     5.29%

U.S. Government Money
  Market Fund
  (Inception 7/5/88)       4.72%   3.77%     5.16%     4.62%   3.67%     5.03%

Tax-Exempt Money
  Market Fund
  (Inception 7/5/88)       2.80%   2.51%     3.57%     2.70%   2.41%     3.44%

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          CTR = (ERV-P) 100
                                 -----
                                   P

          Where:    CTR = Cumulative total return;
                    ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and
                    P   = initial payment of $1,000.

This calculation assumes all dividends and any capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The cumulative total return for Money Market Fund from inception (March 16, 1987) to September 30, 1996 was 64.99%. The cumulative total return for U.S. Government Money Market Fund from inception (July 5, 1988) to September 30, 1996 was 51.16%. The cumulative total return for Tax-Exempt Money Market Fund from inception (July 5, 1988) to September 30, 1996 was 33.37%. Had the Adviser not voluntarily waived certain fees, the total returns for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund would have been 63.34%, 49.65% and 32.04%, respectively.

     In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. Performance information for the Funds also may be compared to various unmanaged indices. Unmanaged indices do not reflect deductions for administrative and management costs and expenses. The Funds may also include in advertisements and communications to Fund shareholders evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, MONEY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL.

                              REDEMPTION OF SHARES

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to IFTC at the address set forth in the Prospectus. To be considered in proper form, written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, and give either a social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $10,000 or more or redemption proceeds are to be paid to someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. IFTC may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

                                    TAXATION

     Pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund generally must declare dividends by the end of a calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the 12-month period ending October 31 of the calendar year. For purposes of this calculation, any amount of income on which corporate-level income tax has been paid is deemed to have been distributed.

     Ordinarily, distributions and redemption proceeds earned by a Fund shareholder are not subject to withholding of federal income tax. However, 31% of a Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if a Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

     Distributions paid from net realized capital gains, if any, will be taxable to shareholders as ordinary income. Capital gains from the sale or exchange of shares are also taxable.

     Distributions may be subject to state and local income taxes and the treatment thereof may differ from the federal income tax consequences discussed above.

TAX-EXEMPT MONEY MARKET FUND

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax-Exempt Money Market Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax-Exempt Money Market Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of Tax-Exempt Money Market Fund.

     For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal alternative minimum tax for all taxpayers and the federal environmental tax on corporations. Tax-Exempt Money Market Fund may invest in obligations the interest on which is treated as an item of tax preference, to the extent set forth in the Prospectus. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations by Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

     Because liability for AMT in the case of individuals will depend upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in Tax-Exempt Money Market Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

     For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

     The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for Tax-Exempt Securities. The Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in Tax-Exempt Securities which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a Tax-Exempt Security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                               GENERAL INFORMATION

     Minnesota has enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care" (the duty to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders (the duty to act in good faith and in a manner reasonably believed to be in the best interest of the corporation), (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law,
(c) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and the 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of the duties of a director. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota law and the 1940 Act.

                              FINANCIAL STATEMENTS

     The audited financial statements for the Funds dated September 30, 1996, as set forth in Funds' Annual Reports, are incorporated by reference into this Statement of Additional Information. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, independent auditors of the Funds, given on the authority of such firm as experts in accounting and auditing.

                               PENDING LITIGATION

     Complaints have been brought in federal and state court relating to one open-end and twelve closed-end investment companies managed by the Adviser and to two open-end funds for which the Adviser has acted as sub-adviser. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled IN RE: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT
INCOME PORTFOLIO LITIGATION.   The Amended Consolidated Class Action Complaint
was filed on October 5, 1994, in the United States District Court, District of Minnesota, against Institutional Government Income Portfolio (a series of Piper Funds Inc.), the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of Piper Funds Inc.

     Two additional complaints relating to the Institutional Government Income Portfolio remain pending. These complaints were brought by investors who requested exclusion from the settlement class and are based on claims similar to those asserted in the consolidated Class Action complaint. The first pending complaint was brought on April 11, 1995, and filed in the Minnesota State District Court, Hennepin County. This action was removed to United States District Court, District of Minnesota. The plaintiff, Frank R. Berman, Trustee of Frank R. Berman Professional CP Pension Plan Trust, sued individually and not on behalf of any putative class. Defendants are the Distributor, Piper Funds Inc., Morton Silverman and Worth Bruntjen. A second pending complaint relating to the Institutional Government Income Portfolio was filed on June 22, 1995 in the Montana Thirteenth Judicial District Court, Yellowstone County by Beverly Muth against the Distributor and Teresa L. Darnielle. In addition to the above complaints, a number of actions have been commenced in arbitration by some of individual investors who requested exclusion from the settlement class in the IN
RE: PIPER FUNDS INC. action.

     A complaint was filed by Herman D. Gordon on October 20, 1994, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.--1999, the Adviser, the Distributor, Piper Jaffray Companies Inc., Benjamin Rinkey, Jeffrey Griffin, Charles N. Hayssen and Edward J. Kohler. A second complaint was filed by Frank Donio, I.R.A. and other plaintiffs on April 14, 1995, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1996, American Adjustable Rate Term Trust Inc.--1997, American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.- -1999, the Adviser, the Distributor, Piper Jaffray Companies Inc. and certain associated individuals. Plaintiffs in both actions filed a Consolidated Amended Class Action Complaint on May 23, 1995 and by Order dated June 8, 1995, the Court consolidated the two putative class actions. The consolidated amended complaint, which purports to be a class action, alleges certain violations of federal and state securities laws, breach of fiduciary duty and negligent misrepresentation. On August 23, 1996, the Court granted final approval to the parties' agreement to settle all outstanding cliams of the purported class action. The Effective Date of the Settlement Agreement was September 23, 1996. The Settlement Agreement provides for $14 million in principal payments consisting of $500,000 which was paid upon the Court's preliminary approval, $1.5 million which was paid on the Effective Date of the Settlement Agreement, and payments of $3 million on each anniversary of the Effective Date for the next four years, with accrued interest payments of up to $1.8 million.

     Two additional complaints relating to the American Adjustable Rate Term Trusts, which are based on claims similar to those asserted in the Gordon/Donio Consolidated Complaint, remain pending. The first of these additional complaints was filed against the Distributor on August 11, 1995 in Washington State District Court, King County, by plaintiff Ernest Volinn. The second complaint was filed against the Distributor on November 1, 1995 in the United States District Court, District of Idaho, by plaintiff Ewing Company Profit Sharing Plan. In addition to the above complaints, a number of actions have been commenced in arbitration by individual investors in the American Adjustable Rate Term Trusts.

     A complaint was filed by Gary E. Nelson on June 28, 1995 in the United States District Court for the Western District of Washington at Seattle against American Strategic Income Portfolio Inc. -- II ("BSP"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. A second complaint was filed by the same individual in the same court on July 12, 1995 against American Opportunity Income Fund Inc. ("OIF"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. On September 7, 1995, Christian Fellowship Foundation Peace United Church of Christ, Gary E. Nelson and Lloyd Schmidt filed an amended complaint purporting to be a class action in the United States District Court for the District of Washington. The complaint was filed against American Government Income Portfolio, Inc. ("AAF"), American Government Income Fund Inc. ("AGF"), American Government Term Trust, Inc., American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. -- II, American Strategic Income Portfolio Inc. -- III ("CSP"), American Opportunity Income Fund Inc., American

Select Portfolio Inc., Piper Jaffray Companies Inc., the Distributor, the Adviser and certain associated individuals. By Order filed October 5, 1995, the complaints were consolidated. Plaintiffs filed a second amended complaint on February 5, 1996 and a third amended complaint on June 4, 1996. The third amended third complaint alleges generally that the prospectus and financial statements of each investment company were false and misleading. Specific violations of various federal securities laws are alleged with respect to each investment company. The complaint also alleges that the defendants violated the Racketeer Influenced and Corrupt Organizations Act, the Washington State Securities Act and the Washington Consumer Protection Act. The named plaintiffs and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court, a settlement agreement consistent with the terms of the agreement-in-principle would provide $15.5 million to class members in payments by Piper Jaffray Companies Inc. and the Adviser over the next four years. The settlement also includes an agreement that each of OIF, AAF, and AGF would offer to repurchase up to 25% of their outstanding shares from current shareholders at net asset value. If the discounts between net asset value and market price of these funds do not decrease to 5% or less within approximately two years after the effective date of the settlement, the fund boards may submit shareholder proposals to convert these funds to an open-end format. Finally, the agreement stipulates that each of ASP, BSP, CSP and SLA would offer to repurchase up to 10% of their outstanding shares from current shareholders at net asset value.

     Four additional complaints are pending which involve the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action and are based on claims similar to that action. The first additional complaint was filed against the Distributor and Richard Tallent in Montana State District Court, Silver Bow County on November 1, 1995 by plaintiff John Darlington. The second complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Kenneth Schneider. The third complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Margaret Nagel. The fourth complaint was filed against the Distributor on August 7, 1996 by plaintiff Kenneth Gennerman as Trustee of the Nicole Bowlin Trust in Wisconsin Circuit Court, Waukesha County. In addition to the above complaints, a number of arbitrations have been commenced by individual investors in the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action.

     Complaints have also been filed relating to two open-end funds for which the Adviser has acted as sub-adviser, Managers Intermediate Mortgage Fund and Managers Short Government Fund. A complaint was filed on September 26, 1994 in the United States District Court, District of Connecticut, by Florence R. Hosea, Bobby W. Hosea, Getrud B. Dale and Peter M. Dale, Andrew Poffel and Diane Poffel as tenants by the Entireties, Myrone Sarone, Donna M. DiPalo, Bernard B. Geltner and Gail Geltner and Paul Delman. The complaint was filed against The Managers Funds, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, an individual associated with the Adviser, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The complaint, which is a putative class action, alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and alleges negligent misrepresentation, breach of fiduciary duty and common law fraud. A similar complaint was filed as a putative class action in the same court on November 4, 1994. The complaint was filed by Karen E. Kopelman against The Managers Fund, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The two putative class actions were consolidated by court order on December 13, 1994. Plaintiffs filed an Amended and Restated Complaint on July 19, 1995. A complaint relating to the Managers Short Government Fund was filed on November 18, 1994 in the United States District Court, District of Minnesota. The complaint was filed by Robert Fleck as a putative class action against The Managers Funds, The Managers Funds, L.P., the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc., Robert P. Watson, John E. Rosati, William
M. Graulty, Madeline H. McWhinney, Steven J. Pasggioli, Thomas R. Schneeweis and Managers Short Government Fund, F/K/A/ Managers Short Government Income Fund. The complaint alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and negligent misrepresentation. The named plaintiff and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court and a sufficiently large percentage of the putative class members, a settlement agreement consistent with the terms of the agreement-in-principle would provide to class members up to a total of $1.5 million collectively from The Managers Funds, L.P. and the Adviser on the effective date of the settlement. A third complaint relating to both the Managers Intermediate Mortgage Fund and the Managers Short Government Fund was filed on October 26, 1995 in Connecticut State Superior Court, Stamford/Norwalk District. The complaint was filed by First Commercial Trust Company, N.A. against the Managers Funds, Managers Short Government Fund, Managers Intermediate Mortgage Fund, Managers Short and Intermediate Bond Fund, The Managers Funds, L.P., EAIMC Holdings Corporation, Evaluation Associates Holding Corporation, EAI Partners, L.P., Evaluation Associates, Inc., Robert P. Watson, William W. Graulty, Madeline H. McWhinney, Steven J. Paggioli, Thomas R. Schneeweis, William J. Crerend, the Adviser, Piper Jaffray Companies Inc., Worth Bruntjen, Standish, Ayer & Wood, Inc., TCW Funds Managements, Inc., and TCW Management Company. The complaint alleges claims under Connecticut common law and violation of the Connecticut Securities Act and the Connecticut Unfair and Deceptive Trade Practices Act.

     The Adviser and Distributor do not believe that the settlements described above, or any of the above lawsuits and arbitrations, will have a material adverse effect upon their ability to perform under their agreements with the Company, and they intend to defend the remaining lawsuits vigorously.

                                   APPENDIX A
                                     RATINGS

     Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service LP ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets, and sound liquidity factors and company fundamentals. Risk factors are small.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances differ only in small degrees from issues rated AAA.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt. Bonds rated AA are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial condition may increase investment risk, albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely upon support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                                     PART C

                                OTHER INFORMATION

            U.S. Government Money Market Fund, Money Market Fund and
                          Tax-Exempt Money Market Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements are incorporated by reference to the Registrant's Annual Reports previously filed with the Commission.

     (b)  Exhibits:

          1.1   Restated Articles of Incorporation dated November 23, 1993 *
          1.2   Certificate of Designation of Series M Common Shares *
          2.1   Bylaws *
          2.2   Amendment to Bylaws dated July 6, 1995 *
          2.3   Amendment to Bylaws dated September 13, 1996 (1)
          5.1   Investment Advisory and Management Agreement dated February 19,
                1987 *
          5.2   Supplement to Investment Advisory and Management Agreement dated
                April 4, 1988 *
          5.3   Supplement to Investment Advisory and Management Agreement dated
                March 16, 1990 *
          5.4   Supplement to Investment Advisory and Management Agreement dated
                July 21, 1992 *
          5.5   Supplement to Investment Advisory and Management Agreement dated
                April 10, 1995 *
          6     Amended Underwriting and Distribution Agreement *
          9.1   Shareholder Account Servicing Agreement between Piper Funds Inc.
                and Piper Trust Company *
          9.2   Shareholder Account Servicing Agreement between Piper Funds Inc.
                and Piper Jaffray Inc. *
          10    Opinion and Consent of Dorsey & Whitney P.L.L.P. dated April 7,
                1995 *
          11    Consent of KPMG Peat Marwick LLP (2)
          13    Letter of Investment Intent dated April 6, 1995 *
          15.1  Amended and Restated Plan of Distribution *
          15.2  Supplement to Distribution Plan dated April 10, 1995 *
          17.1  Power of Attorney dated November 27, 1995 *

     ------------------------

     * Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 27, 1995.
     (1) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 13, 1996.
     (2)  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of November 13, 1996:                                   Number of
                                          Title of Class    Record Holders
                                          --------------    --------------


U. S. Government Money Market Fund        Common Shares          20,736
Money Market Fund                         Common Shares         336,319
Tax-Exempt Money Market Fund              Common Shares          12,331

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

        Name                            Title
        ----                            -----
     William H. Ellis              President, Director and Chairman of
                                      the Board
     Deborah K. Roesler            Director
     Bruce C. Huber                Director
     David E. Rosedahl             Director
     Momchilo Vucenich             Director
     Paul A. Dow                   Senior Vice President and
                                      Chief Investment Officer
     Susan S. Miley                Senior Vice President, General
                                   Counsel and Secretary
     Worth Bruntjen                Senior Vice President
     Richard Daly                  Senior Vice President
     Michael C. Derck              Senior Vice President
     Richard W. Filippone          Senior Vice President
     John J. Gibas                 Senior Vice President
     Marijo A. Goldstein           Senior Vice President
     Mark R. Grotte                Senior Vice President
     Jerry F. Gudmundson           Senior Vice President
     Robert C. Hannah              Senior Vice President
     Lynne Harrington              Senior Vice President
     Kim Jenson                    Senior Vice President
     Russell J. Kappenman          Senior Vice President
     Kimberly F. Kaul              Senior Vice President
     Lisa A. Kenyon                Senior Vice President
     Thomas S. McGlinch            Senior Vice President
     Curt D. McLeod                Senior Vice President
     Steven V. Markusen            Senior Vice President
     Paula Meyer                   Senior Vice President
     Robert H. Nelson              Senior Vice President
     Gary Norstrem                 Senior Vice President
     Nancy S. Olsen                Senior Vice President
     Ronald R. Reuss               Senior Vice President
     Bruce D. Salvog               Senior Vice President
     John K. Schonberg             Senior Vice President
     Sandra K. Shrewsbury          Senior Vice President
     Eric L. Siedband              Senior Vice President
     David M. Steele               Senior Vice President
     Jill A. Thompson              Senior Vice President
     Robert H. Weidenhammer        Senior Vice President
     John G. Wenker                Senior Vice President
     Douglas J. White              Senior Vice President

     Cynthia K. Castle             Vice President
     Molly Destro                  Vice President
     Julie Deutz                   Vice President
     Rochelle B. Gonzo             Vice President
     Joyce A. K. Halbe             Vice President
     Joan L. Harrod                Vice President
     Mary M. Hoyme                 Vice President
     Amy K. Johnson                Vice President
     John D. Kightlinger           Vice President
     Wan-Chong Kung                Vice President
     Jane C. Longueville           Vice President
     Brent D. Mellum               Vice President
     Steven Meyer                  Vice President
     Thomas Moore                  Vice President
     Chris Neuharth                Vice President
     Paul D. Pearson               Vice President
     Catherine M. Stienstra        Vice President
     Shaista Tajamal               Vice President
     Jane K. Welter                Vice President
     Marcy K. Winson               Vice President
     Fong P. Woo                   Vice President

     Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

     MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988. MR. DALY has been a Senior Vice President of the Adviser since November 1996, prior to which he had been a Vice President of the Adviser from 1992 to 1996 and an Assistant Vice President of Piper Jaffray since 1990. MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976.
MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991.
MR. GIBAS has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MR. KAPPENMAN has been a Senior Vice President of the Adviser since Novemenber 1996, prior to which he was a Vice President of the Adviser from 1991 to 1996. MS. KAUL has been a Senior Vice President of the Adviser since November 1996 and Director of Corporate Communications of the Adviser since 1991, prior to which she was a Vice President of the Adviser from 1991 to 1996. MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles.
MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992.
MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1994, and prior thereto, a Vice President of Piper Jaffray since 1991. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior
Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. SIEDBAND has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1992 to 1996. MR. STEELE has been a Senior Vice President of the Adviser since
1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MS. THOMPSON has been a Senior Vice President of the Adviser since November 1996, prior to which she was a Vice President of the Adviser from 1994 to 1996, and prior thereto, a Vice
President of Piper Jaffray since 1991. MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992. MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MS. DESTRO has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at

Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992. MS. GONZO has been a Vice President of the Adviser since November 1996, prior to which she was a communications manager of the Adviser since 1993, and prior thereto, a senior financial communications specialist at Minnesota Mutual in St. Paul, Minnesota from 1986 to 1993. MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser.
MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MS. LONGUEVILLE has been a Vice President of the Adviser since November 1996, prior to which she was an Assistant Vice President since 1995, and prior thereto, a communications manager at the Adviser. MR. MELLUM has been a Vice President of the Adviser since 1996, prior to which he was an Assistant Vice President of the Adviser since 1995, and prior thereto, a credit analyst at the Adviser since 1993, and prior to that he was a student. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                         Positions and Offices         Positions and Offices
     Name                   with Underwriter                with Registrant
     ----                ---------------------         ---------------------

Addison L. Piper         Chairman of the Board of                None
                         Directors and Chief Executive
                         Officer

Andrew S. Duff           President                               None

Ralph W. Burnet          Member of the Board                     None
                         of Directors

William H. Ellis         Member of the Board                     None
                         of Directors

John L. McElroy, Jr.     Member of the Board                     None
                         of Directors

Kathy Halbreich          Member of the Board                     None
                         of Directors

Robert S. Slifka         Member of the Board                     None
                         of Directors

David Stanley            Member of the Board                     None
                         of Directors

James J. Bellus          Managing Director                       None

AnnDrea M. Benson        Managing Director and                   None
                         General Counsel

Lloyd K. Benson          Managing Director                       None

Gary J. Blauer           Managing Director                       None

Karen M. Bohn            Managing Director                       None

Sean K. Boyea            Managing Director                       None

Ronald O. Braun          Managing Director                       None

Jay A. Brunkhorst        Managing Director                       None

Edward M. Caillier       Managing Director                       None

Kenneth S. Cameranesi    Managing Director                       None

Stephen M. Carnes        Managing Director                       None

                         Positions and Offices         Positions and Offices
     Name                   with Underwriter                with Registrant
     ----                ---------------------         ---------------------

Joseph V. Caruso         Managing Director                       None

Antonio J. Cecin         Managing Director                       None

Joyce E. Chaney          Managing Director                       None

Kenneth P. Clark         Managing Director                       None

Linda A. Clark           Managing Director                       None

Stephen B. Clark         Managing Director                       None

John P. Clausen          Managing Director                       None

Mark Copman              Managing Director                       None

David P. Crosby          Managing Director                       None

Mark A. Curran           Managing Director                       None

George S. Dahlman        Managing Director                       None

William E. Darling       Managing Director                       None

Michael D. Deede         Managing Director                       None

Jack C. Dillingham       Managing Director                       None

Mark T. Donahoe          Managing Director                       None

Darci L. Doneff          Managing Director                       None

Michael D. Duffy         Managing Director                       None

Andrew W. Dunleavy       Managing Director                       None

Richard A. Edstrom       Managing Director                       None

Fred R. Eoff, Jr.        Managing Director                       None

Richard D. Estenson      Managing Director                       None

Francis E. Fairman IV    Managing Director                       None

John R. Farrish          Managing Director                       None

G. Richard Ferguson      Managing Director                       None

Paul Ferry               Managing Director                       None

Mark E. Fisler           Managing Director                       None

Michael W. Follett       Managing Director                       None

                         Positions and Offices         Positions and Offices
     Name                   with Underwriter                with Registrant
     ----                ---------------------         ---------------------

Daniel P. Gallaher       Managing Director                       None

Peter M. Gill            Managing Director                       None

Kevin D. Grahek          Managing Director                       None

Paul D. Grangaard        Managing Director                       None

Thomas J. Gunderson      Managing Director                       None

James S. Harrington      Managing Director                       None

Charles N. Hayssen       Managing Director                       None

William P. Henderson     Managing Director                       None

Allan F. Hickok          Managing Director                       None

Richard L. Hines         Managing Director                       None

David B. Holden          Managing Director                       None

Charles E. Howell        Managing Director                       None

Bruce C. Huber           Managing Director                       None

Elizabeth A. Huey        Managing Director                       None

John R. Jacobs           Managing Director                       None

Earl L. Johnson          Managing Director                       None

Richard L. Johnson       Managing Director                       None

Nicholas P. Karos        Managing Director                       None

Paul P. Karos            Managing Director                       None

Richard G. Kiss          Managing Director                       None

Gordon E. Knudsvig       Managing Director                       None

Jerome P. Kohl           Managing Director                       None

Eric W. Larson           Managing Director                       None

Michael L. Libera        Managing Director                       None

Marina M. Lyon           Managing Director                       None

                         Positions and Offices         Positions and Offices
     Name                   with Underwriter                with Registrant
     ----                ---------------------         ---------------------

Robert J. Magnuson       Managing Director                       None

Robert E. Mapes          Managing Director                       None

Peter T. Mavroulis       Managing Director                       None

Timothy R. McClernon     Managing Director                       None

Michael P. McMahon       Managing Director                       None

G. Terry McNellis        Managing Director                       None

Darryl L. Meyers         Managing Director                       None

Joseph E. Meyers         Managing Director                       None

John V. Miller           Managing Director                       None

Davil L. Miogley         Managing Director                       None

Dennis V. Mitchell       Managing Director                       None

Edward P. Nicoski        Managing Director                       None

Barry J. Nordstrand      Managing Director                       None

Benjamin S. Oehler       Managing Director                       None

Brooks G. O'Neil         Managing Director                       None

John P. O'Neill          Managing Director                       None

John Otterlei            Managing Director                       None

Robin C. Pfister         Managing Director                       None

Laurence S. Podobinski   Managing Director                       None

Steven J. Proeschel      Managing Director                       None

Rex W. Ramsay            Managing Director                       None

Brian J. Ranallo         Managing Director                       None

Jeffrey K. Ray           Managing Director                       None

Roger W. Redmond         Managing Director                       None

Robert P. Rinek          Managing Director                       None

                          Positions and Offices        Positions and Offices
     Name                    with Underwriter               with Registrant
     ----                 ---------------------        ---------------------

Wesley L. Ringo           Managing Director                      None

Jim M. Roane              Managing Director                      None

Deborah K. Roesler        Managing Director                      None

Ross E. Rogers            Managing Director                      None

David E. Rosedahl         Managing Director                      None
                          and Secretary

Jeanne R. Rosengren       Managing Director                      None

David D. Rothschild       Managing Director                      None

Terry D. Sandven          Managing Director                      None

Thomas P. Schnettler      Managing Director                      None

Steven R. Schroll         Managing Director                      None

Joyce Nelson Schuette     Managing Director                      None\

Lawrence M. Schwartz, Jr. Managing Director                      None

Morton D. Silverman       Managing Director                      None

Linda E. Singer           Managing Director                      None

David P. Sirianni         Managing Director                      None

Arch C. Smith             Managing Director                      None

Robert L. Sonnek          Managing Director                      None

Sandra G. Sponem          Managing Director                      None

Thomas E. Stanberry       Managing Director                      None

DeLos V. Steenson         Managing Director                      None

D. Greg Sundberg          Managing Director                      None

Robert D. Swerdling       Managing Director                      None

William H. Teeter         Managing Director                      None

Ann C. Tillotson          Managing Director                      None

Marie Uhrich              Managing Director                      None

Momchilo Vucenich         Managing Director                      None

                          Positions and Offices        Positions and Offices
     Name                    with Underwriter               with Registrant
     ----                 ---------------------        ---------------------

Charles M. Webster, Jr.   Managing Director                      None

Darrell L. Westby         Managing Director                      None

David R. Westcott         Managing Director                      None

Douglas R. Whitaker       Managing Director                      None

James H. Wilford          Managing Director                      None

Stephen W. Woodard        Managing Director                      None

Mark Wren                 Managing Director                      None

Saul Yaari                Managing Director                      None

Bradley F. Zilka           Managing Director                      None

Beverly J. Zimmer         Managing Director                      None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 18th day of November 1996.

                                        PIPER FUNDS INC.
                                        (Registrant)


                                        By  /s/ Paul A. Dow
                                            --------------------------
                                            Paul A. Dow, President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 /s/ Paul A. Dow              President (principal          November 18, 1996
-------------------------     executive officer)
Paul A. Dow

 /s/ Robert H. Nelson         Treasurer (principal          November 18, 1996
-------------------------     financial and
Robert H. Nelson              accounting officer)

David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director

David A. Hughey*              Director

George Latimer*               Director


*By  /s/ William H. Ellis                                   November 18, 1996
    --------------------------
    William H. Ellis, Attorney-in-Fact

                                  EXHIBIT INDEX
                                       TO
                             REGISTRATION STATEMENT
                                       OF
                                PIPER FUNDS INC.

Exhibit                                                                 Page No.
-------                                                                 --------


 11       Consent of KPMG Peat Marwick LLP